UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-643-9691

Date of fiscal year end:          May 31, 2005

Date of reporting period:         November 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                Master Portfolios
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   Inflation-Protected Bond Portfolio ....................................   105
   Managed Fixed Income Portfolio ........................................   108
   Stable Income Portfolio ...............................................   119
   Total Return Bond Portfolio ...........................................   127

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   139
   Statements of Operations ..............................................   140
   Statements of Changes in Net Assets ...................................   142
   Financial Highlights ..................................................   144

Notes to Financial Statements ............................................   146
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................   150
--------------------------------------------------------------------------------

List of Abbreviations ....................................................   152
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
AGENCY SECURITIES - 0.74%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.74%
$ 2,000,000   FNMA+/-                                                                            4.31%    02/17/2009   $  1,946,680

TOTAL AGENCY SECURITIES (COST $2,000,000)                                                                                 1,946,680
                                                                                                                       ------------
FOREIGN CORPORATE BONDS - 0.40%

HOLDING & OTHER INVESTMENT OFFICES - 0.40%
  1,050,000   PREFERRED TERM SECURITIES XIV CLASS A-2+/-++                                       4.02     06/24/2034      1,055,250

TOTAL FOREIGN CORPORATE BONDS (COST $1,050,000)                                                                           1,055,250
                                                                                                                       ------------
US TREASURY SECURITIES - 89.39%

US TREASURY BOND - 31.98%
 16,420,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          1.88     07/15/2015     16,410,492
 22,950,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          2.38     01/15/2025     24,908,361
 13,255,000   US TREASURY BOND - INFLATION PROTECTED&                                            3.63     04/15/2028     20,496,988
 14,160,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          3.88     04/15/2029     22,511,864
                                                                                                                         84,327,705
                                                                                                                       ------------
US TREASURY NOTES - 57.41%
  5,210,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.38     01/15/2007      6,594,683
  8,500,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.63     01/15/2008     10,762,145
  8,000,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.88     01/15/2009     10,213,203
  5,300,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          4.25     01/15/2010      6,799,669
 14,300,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          0.88     04/15/2010     14,246,027
 19,750,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.50     01/15/2011     24,107,303
  9,000,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.00     07/15/2012     10,499,212
 21,280,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          1.88     07/15/2013     22,633,990
 19,405,000   US TREASURY NOTE - INFLATION PROTECTED&                                            2.00     01/15/2014     20,661,614
 24,940,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          1.63     01/15/2015     24,872,717
                                                                                                                        151,390,563
                                                                                                                       -------------

TOTAL US TREASURY SECURITIES (COST $241,321,739)                                                                        235,718,268
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 48.31%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.92%
  5,062,098   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      5,062,098
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 46.39%
$ 6,000,000   ABBEY NATIONAL TREASURY SERVICES PLC                                               4.07%    12/13/2005   $  5,991,840
  3,350,000   AMSTEL FUNDING CORPORATION                                                         4.05     12/07/2005      3,347,755
  1,059,000   AMSTEL FUNDING CORPORATION                                                         4.44     03/28/2006      1,044,068
  6,000,000   AMSTERDAM FUNDING CORPORATION                                                      4.07     12/01/2005      6,000,000
  4,000,000   AQUIFER FUNDING LIMITED                                                            4.05     12/05/2005      3,998,200
  5,286,000   ASPEN FUNDING CORPORATION (ILLIQUID)                                               4.06     12/06/2005      5,283,040
  1,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.07     12/02/2005        999,890
  4,124,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.06     12/09/2005      4,120,288
  2,079,000   ATLANTIS ONE FUNDING CORPORATION                                                   4.06     12/06/2005      2,077,836
  2,000,000   BANK ONE CORPORATION                                                               4.45     08/11/2006      2,001,940
  4,000,000   BHP BILLITON FINANCE (USA) BV                                                      4.02     12/05/2005      3,998,200
  4,453,000   CANCARA ASSET SECURITIZATION LIMITED                                               4.13     12/14/2005      4,446,454
  1,558,000   CULLINAN FINANCE CORPORATION                                                       3.95     12/13/2005      1,555,881
  5,200,000   DANSKE CORPORATION                                                                 4.06     12/12/2005      5,193,552
  1,450,000   DEXIA DELAWARE LLC                                                                 4.05     12/07/2005      1,449,029
  1,750,000   FAIRWAY FINANCE CORPORATION                                                        3.99     12/14/2005      1,747,428
  3,251,000   GENERAL ELECTRIC CAPITAL                                                           4.05     12/08/2005      3,248,464
  2,000,000   GENERAL ELECTRIC CAPITAL, 3M LIBOR + 13BPS                                         4.01     09/18/2006      2,002,480
  2,075,000   GEORGE STREET FINANCE LLC                                                          4.05     12/09/2005      2,073,133
  2,000,000   GEORGE STREET FINANCE LLC                                                          3.82     12/12/2005      1,997,520
  1,635,000   GOVCO INCORPORATED                                                                 4.05     12/06/2005      1,634,084
  1,700,000   HBOS TREASURY SERVICES PLC                                                         4.05     12/01/2005      1,700,000
  5,000,000   IRISH LIFE & PERMANENT PLC                                                         4.10     12/14/2005      4,992,650
  4,000,000   KLIO III FUNDING CORPORATION                                                       4.06     12/09/2005      3,996,400
  4,118,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.06     12/01/2005      4,118,000
  5,441,000   LIBERTY STREET FUNDING CORPORATION                                                 4.09     12/13/2005      5,433,600
  4,000,000   LIQUID FUNDING LIMITED                                                             4.08     12/05/2005      3,998,200
  6,300,000   NEWPORT FUNDING CORPORATION                                                        4.04     12/01/2005      6,300,000
  6,300,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                            4.06     12/01/2005      6,300,000
  5,000,000   NORDEA NORTH AMERICA INCORPORATED                                                  4.05     12/09/2005      4,995,500
  1,221,000   PREFERRED RECEIVABLE FUNDING CORPORATION                                           4.05     12/05/2005      1,220,451
  1,099,000   RANGER FUNDING CORPORATION                                                         4.05     12/08/2005      1,098,143
  1,797,000   SCALDIS CAPITAL LIMITED                                                            4.19     12/20/2005      1,793,101
  2,393,000   SEDNA FINANCE, INCORPORATED                                                        4.07     12/09/2005      2,390,846
  3,800,000   SPINTAB (SWEDMORTGAGE) AB (SUB. SWEDBANK)                                          4.05     12/07/2005      3,797,454
  2,600,000   UBS FINANCE (DELAWARE) LLC                                                         4.06     12/01/2005      2,600,000
  1,400,000   UBS FINANCE (DELAWARE) LLC                                                         4.06     12/02/2005      1,399,846
  2,000,000   UNICREDITO ITALIANO NY, 3M LIBOR - 6BPS                                            3.96     06/30/2006      1,989,640
                                                                                                                        122,334,913
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $127,397,011)                                                             127,397,011
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
SHORT-TERM INVESTMENTS - 8.76%
 23,104,515   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             $  23,104,515

TOTAL SHORT-TERM INVESTMENTS (COST $23,104,515)                                                                          23,104,515
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $394,873,265)*                               147.60%                                                            $ 389,221,724

OTHER ASSETS AND LIABILITIES, NET                  (47.60)                                                             (125,527,996)
                                                   ------                                                             -------------

TOTAL NET ASSETS                                   100.00%                                                            $ 263,693,728
                                                   ======                                                             =============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $23,104,515.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                               NTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES - 9.91%
$ 1,587,772   BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8                   6.73%    06/10/2023   $  1,594,069
  1,375,000   BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-B  CLASS A4+/-                 4.13     12/01/2025      1,374,993
  1,123,850   BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2+/-                  4.13     12/01/2021      1,124,479
  6,000,000   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                             6.60     02/25/2032      6,112,624
    309,614   CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                        6.63     09/15/2016        308,041
  2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                                 4.64     06/15/2035      2,246,981
    649,137   EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                                6.69     07/25/2030        651,523
  2,563,356   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                            6.86     07/15/2029      2,631,302
  2,131,536   GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                           8.36     07/15/2030      2,163,810
  2,005,961   GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                          4.53     04/25/2035      2,005,804
  7,000,000   HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2005-3 CLASS A2                            4.41     06/15/2012      6,936,827
  6,515,717   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-           4.27     01/20/2035      6,514,768
  4,575,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-4 CLASS A4                          4.60     11/22/2010      4,522,232
  6,445,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A3                                  4.80     10/17/2010      6,446,196
  7,650,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                              4.18     02/15/2012      7,498,268
  3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                             4.74     11/25/2036      3,821,622
  3,145,000   MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-                   4.03     06/15/2009      3,145,199
  6,860,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2003-C CLASS A5                         3.21     03/16/2009      6,694,078
  1,500,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-C CLASS A3                         4.19     07/15/2009      1,483,861
  4,125,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                               3.50     12/15/2011      4,031,271
  4,000,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                               4.34     05/15/2012      3,936,102
  3,007,184   RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6                5.98     08/25/2019      3,008,669
  5,000,000   SMALL BUSINESS ADMINISTRATION SERIES 2005-P10B CLASS 1                             4.94     08/10/2015      4,953,150
  4,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3                          4.28     06/14/2010      3,960,078
  1,538,914   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-              4.41     06/25/2034      1,539,872
  5,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                   4.39     05/19/2013      4,929,598

TOTAL ASSET-BACKED SECURITIES (COST $94,445,215)                                                                         93,635,417
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.57%
  9,502,229   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                     3.02     08/25/2035      9,502,229
  3,067,979   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                                   6.50     11/25/2034      3,099,372
  7,238,305   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                              4.55     03/25/2035      7,245,552
  5,758,550   COUNTRYWIDE HOME LOANS SERIES 2005-R3+/-++                                         4.59     09/25/2035      5,793,505
  3,573,943   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-AR5 CLASS
              10A1+/-                                                                            5.01     05/01/2034      3,545,526
  6,172,981   FANNIE MAE SERIES 2002-9 CLASS PC<<                                                6.00     03/25/2017      6,302,016
     23,738   FANNIE MAE SERIES 1988-5 CLASS Z                                                   9.20     03/25/2018         24,967
 22,410,015   FANNIE MAE SERIES 2005-29 CLASS WQ<<                                               5.50     04/25/2035     22,278,773
  9,638,339   FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                                      6.25     05/25/2042      9,678,641
  5,579,603   FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                    7.00     05/25/2044      5,789,320
  2,867,213   FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                                      7.50     06/25/2044      3,018,584
  8,771,000   FNMA SERIES 2002-6 CLASS PD<<                                                      6.00     02/25/2017      8,980,736
  2,364,490   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                        4.13     01/19/2035      2,360,068
    147,977   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                                      9.95     08/01/2017        153,213
  1,088,289   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1 CLASS A3              7.12     06/18/2029      1,097,205
    569,977   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                        4.45     11/10/2030        571,146
  1,787,452   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                            6.65     11/10/2030      1,795,158
    861,137   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                             7.56     11/10/2030        907,704
  4,740,539   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++                   6.50     10/25/2034      4,791,568

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   549,870   RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-             4.69%    11/25/2034   $    552,300
  3,357,304   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                       4.40     10/20/2027      3,359,110
  3,855,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-                5.29     07/15/2042      3,852,987
  4,614,717   WASHINGTON MUTUAL MORTGAGE 2005-AR6 20450425+/-                                    4.06     04/25/2045      4,600,145

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $110,660,812)                                                           109,299,825
                                                                                                                       ------------
CORPORATE BONDS & NOTES - 25.13%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.04%
    375,000   SWIFT ENERGY                                                                       7.63     07/15/2011        380,625
                                                                                                                       ------------
AEROSPACE, DEFENSE - 0.07%
    600,000   ARMOR HOLDINGS INCORPORATED                                                        8.25     08/15/2013        648,000
                                                                                                                       ------------
AMUSEMENT & RECREATION SERVICES - 0.19%
    295,000   K2 INCORPORATED                                                                    7.38     07/01/2014        291,313
  1,480,000   PEARSON DOLLAR FINANCIAL PLC++                                                     5.70     06/01/2014      1,492,762
                                                                                                                          1,784,075
                                                                                                                       ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
    675,000   PHILLIPS-VAN HEUSEN                                                                7.75     11/15/2023        695,250
    375,000   RUSSELL CORPORATION                                                                9.25     05/01/2010        380,625
                                                                                                                          1,075,875
                                                                                                                       ------------
BUSINESS SERVICES - 1.04%
    100,000   AFFINITY GROUP INCORPORATED                                                        9.00     02/15/2012         99,750
  2,370,000   CENDANT CORPORATION                                                                7.38     01/15/2013      2,594,707
  2,150,000   FISERV INCORPORATED                                                                4.00     04/15/2008      2,087,343
    375,000   IRON MOUNTAIN INCORPORATED                                                         8.63     04/01/2013        391,875
  1,750,000   NCR CORPORATION++                                                                  7.13     06/15/2009      1,830,297
    600,000   NCR CORPORATION                                                                    7.13     06/15/2009        627,530
  2,120,000   THOMPSON CORPORATION                                                               6.20     01/05/2012      2,238,504
                                                                                                                          9,870,006
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 1.51%
    225,000   AIRGAS INCORPORATED                                                                9.13     10/01/2011        238,500
    500,000   AIRGAS INCORPORATED SERIES MTN                                                     7.75     09/15/2006        508,750
  2,650,000   BRISTOL MYERS SQUIBB                                                               5.75     10/01/2011      2,723,752
  1,400,000   HOSPIRA INCORPORATED                                                               4.95     06/15/2009      1,390,124
    375,000   IMC GLOBAL INCORPORATED                                                           10.88     06/01/2008        415,313
    325,000   IMC GLOBAL INCORPORATED SERIES B                                                  11.25     06/01/2011        352,625
    475,000   JOHNSONDIVERSEY INCORPORATED SERIES B<<                                            9.63     05/15/2012        475,000
    900,000   LYONDELL CHEMICAL COMPANY SERIES A                                                 9.63     05/01/2007        942,750
  2,300,000   OLIN CORPORATION                                                                   9.13     12/15/2011      2,692,516
    800,000   SENSIENT TECHNOLOGIES                                                              6.50     04/01/2009        811,796
  1,500,000   VALSPAR CORPORATION++                                                              5.10     08/01/2015      1,433,729
  2,100,000   WYETH                                                                              6.95     03/15/2011      2,260,198
                                                                                                                         14,245,053
                                                                                                                       ------------
COMMUNICATIONS - 0.82%
  1,900,000   COX COMMUNICATIONS INCORPORATED                                                    7.88     08/15/2009      2,044,573
    500,000   L3 COMMUNICATIONS CORPORATION                                                      7.63     06/15/2012        525,000
    375,000   PANAMSAT CORPORATION                                                               6.38     01/15/2008        376,875

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COMMUNICATIONS (CONTINUED)
$ 1,495,000   QWEST CORPORATION<<                                                                5.63%    11/15/2008   $  1,480,050
    275,000   SINCLAIR BROADCAST GROUP INCORPORATED                                              8.75     12/15/2011        290,469
  3,010,000   SPRINT CAPITAL CORPORATION                                                         6.00     01/15/2007      3,041,334
                                                                                                                          7,758,301
                                                                                                                       ------------
CONSUMER SERVICES - 0.28%
  2,455,000   NIELSEN MEDIA                                                                      7.60     06/15/2009      2,608,477
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 5.16%
  4,400,000   ASSOCIATED BANCORP                                                                 6.75     08/15/2011      4,762,569
  6,839,000   BANKAMERICA CAPITAL III+/-                                                         4.72     01/15/2027      6,602,234
  2,000,000   CHASE CAPITAL VI+/-                                                                4.88     08/01/2028      1,919,612
  4,000,000   CITY NATIONAL BANK                                                                 6.75     09/01/2011      4,343,976
  2,375,000   COLONIAL BANK                                                                      9.38     06/01/2011      2,778,377
    750,000   CORESTATES CAPITAL TRUST II+/-++                                                   4.80     01/15/2027        732,602
  4,426,000   DEPOSIT GUARANTY CORPORATION                                                       7.25     05/01/2006      4,472,508
  1,226,000   FARMERS EXCHANGE CAPITAL++                                                         7.20     07/15/2048      1,242,276
    500,000   FIRST CITIZENS BANCORP++                                                           6.80     04/01/2015        512,518
  3,250,000   FIRSTAR BANK NA                                                                    7.13     12/01/2009      3,506,656
  2,000,000   GREATER BAY BANCORP                                                                5.13     04/15/2010      1,978,956
    800,000   HAVEN CAPITAL TRUST I                                                             10.46     02/01/2027        876,143
  2,665,000   MANUFACTURERS & TRADERS TRUST COMPANY                                              8.00     10/01/2010      2,974,745
  2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                          5.03     04/01/2027      2,870,136
    450,000   NTC CAPITAL TRUST SERIES A+/-                                                      4.67     01/15/2027        431,561
  1,225,000   OLD NATIONAL BANK EVANSVILLE IN                                                    6.75     10/15/2011      1,295,158
  2,875,000   TCF FINANCIAL BANK+/-                                                              5.00     06/15/2014      2,827,977
  1,425,000   US BANK NATIONAL ASSOCIATION SERIES BKNT                                           6.38     08/01/2011      1,515,074
  2,750,000   WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                             7.80     08/18/2010      3,082,635
                                                                                                                         48,725,713
                                                                                                                       ------------
EDUCATIONAL SERVICES - 0.86%
  2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                              7.25     11/02/2049      2,814,497
  5,000,000   STANFORD UNIVERSITY SERIES MTNA                                                    6.16     04/30/2011      5,283,310
                                                                                                                          8,097,807
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.39%
  2,500,000   DUKE ENERGY FIELD SERVICES LLC                                                     7.88     08/16/2010      2,761,460
    500,000   PEOPLES ENERGY CORPORATION                                                         6.90     01/15/2011        537,779
    380,000   SEMCO ENERGY INCORPORATED                                                          7.13     05/15/2008        384,747
                                                                                                                          3,683,986
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.55%
    350,000   FLEXTRONICS INTERNATIONAL<<                                                        6.25     11/15/2014        343,875
  1,400,000   SOLECTRON CORPORATION SERIES B<<                                                   7.38     03/01/2006      1,400,000
  3,350,000   THOMAS & BETTS CORPORATION SERIES MTN                                              6.63     05/07/2008      3,438,115
                                                                                                                          5,181,990
                                                                                                                       ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.10%
    860,000   US ONCOLOGY INCORPORATED                                                           9.00     08/15/2012        918,050
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.06%
    525,000   VALMONT INDUSTRIES INCORPORATED                                                    6.88     05/01/2014        530,250
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
FOOD & KINDRED PRODUCTS - 1.09%
$ 1,000,000   CADBURY SCHWEPPES US FINANCE LLC++                                                 3.88%    10/01/2008   $    969,832
  2,650,000   CONAGRA FOODS INCORPORATED                                                         7.88     09/15/2010      2,928,505
    375,000   CONSTELLATION BRANDS INCORPORATED SERIES B                                         8.00     02/15/2008        391,875
    485,000   CORN PRODUCTS INTERNATIONAL INCORPORATED                                           8.25     07/15/2007        508,357
    745,000   COTT BEVERAGES USA INCORPORATED                                                    8.00     12/15/2011        763,625
  2,500,000   KELLOGG COMPANY                                                                    6.60     04/01/2011      2,673,440
  1,600,000   KRAFT FOODS INCORPORATED                                                           6.25     06/01/2012      1,679,390
    375,000   LAND O' LAKES INCORPORATED                                                         9.00     12/15/2010        406,875
                                                                                                                         10,321,899
                                                                                                                       ------------
FORESTRY - 0.03%
    500,000   TEMBEC INDUSTRIES<<                                                                8.63     06/30/2009        330,000
                                                                                                                       ------------
GENERAL MERCHANDISE STORES - 0.09%
    375,000   JEAN COUTU GROUP INCORPORATED<<                                                    7.63     08/01/2012        367,500
    475,000   RITE AID CORPORATION                                                               9.50     02/15/2011        491,625
                                                                                                                            859,125
                                                                                                                       ------------
HEALTH CARE COST CONTAINMENT - 0.29%
  2,500,000   PNC FUNDING BBB+                                                                   7.50     11/01/2009      2,715,170
                                                                                                                       ------------
HEALTH SERVICES - 0.64%
  3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                                          7.50     05/01/2031      4,444,525
  1,450,000   HEALTHSOUTH CORPORATION<<                                                          7.63     06/01/2012      1,341,250
    250,000   NDC HEALTH CORPORATION                                                            10.50     12/01/2012        284,375
                                                                                                                          6,070,150
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.53%
  2,250,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                                            7.25     07/15/2010      2,453,990
    250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                                    6.30     02/15/2011        263,897
  2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                                  6.25     02/15/2012      2,275,532
                                                                                                                          4,993,419
                                                                                                                       ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
  1,625,000   STEELCASE INCORPORATED                                                             6.38     11/15/2006      1,626,243
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.06%
    545,000   MGM MIRAGE INCORPORATED<<                                                          6.75     09/01/2012        549,087
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.17%
    500,000   AMERICAN STANDARD INCORPORATED                                                     8.25     06/01/2009        546,918
    400,000   BRIGGS & STRATTON CORPORATION                                                      8.88     03/15/2011        446,000
    625,000   UNISYS CORPORATION<<                                                               6.88     03/15/2010        568,750
                                                                                                                          1,561,668
                                                                                                                       ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.53%
  2,000,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                                6.50     06/14/2011      2,129,386
  2,670,000   NLV FINANCIAL CORPORATION++                                                        7.50     08/15/2033      2,898,822
                                                                                                                          5,028,208
                                                                                                                       ------------
INSURANCE CARRIERS - 4.32%
  2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                                              8.25     11/15/2011      3,058,039
  3,200,000   JOHN HANCOCK GLOBAL FUNDING II++                                                   7.90     07/02/2010      3,593,011
    750,000   LINCOLN NATIONAL CORPORATION                                                       6.20     12/15/2011        792,451
  3,007,000   MARKEL CORPORATION                                                                 7.20     08/15/2007      3,099,625

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
INSURANCE CARRIERS (CONTINUED)
$ 4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                                 8.25%    09/15/2025   $  5,690,113
  3,000,000   MONUMENTAL GLOBAL FUNDING II++                                                     4.63     03/15/2010      2,972,187
  2,900,000   NEW YORK LIFE GLOBAL FUNDING++                                                     5.38     09/15/2013      2,957,974
  1,650,000   PROTECTIVE LIFE US FUNDING TRUST++                                                 5.88     08/15/2006      1,660,842
  3,523,000   PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                          7.65     07/01/2007      3,668,186
  2,782,000   REINSURANCE GROUP OF AMERICA++                                                     7.25     04/01/2006      2,793,036
  2,750,000   RELIASTAR FINANCIAL CORPORATION                                                    8.00     10/30/2006      2,816,401
  1,385,000   SAFECO CORPORATION                                                                 4.88     02/01/2010      1,370,715
  3,700,000   UNITRIN INCORPORATED                                                               5.75     07/01/2007      3,726,462
  2,675,000   WR BERKLEY CORPORATION                                                             5.13     09/30/2010      2,647,306
                                                                                                                         40,846,348
                                                                                                                       ------------
MACHINERY - 0.08%
    600,000   JLG INDUSTRIES INCORPORATED                                                        8.25     05/01/2008        630,000
    100,000   JLG INDUSTRIES INCORPORATED<<                                                      8.38     06/15/2012        105,250
                                                                                                                            735,250
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.71%
    275,000   CENTRAL GARDEN & PET COMPANY                                                       9.13     02/01/2013        289,437
  3,300,000   GENERAL ELECTRIC COMPANY                                                           5.00     02/01/2013      3,273,567
  2,000,000   HONEYWELL INTERNATIONAL INCORPORATED                                               6.13     11/01/2011      2,103,374
    585,000   JACUZZI BRANDS INCORPORATED                                                        9.63     07/01/2010        623,025
    375,000   OWENS-BROCKWAY                                                                     8.88     02/15/2009        393,750
                                                                                                                          6,683,153
                                                                                                                       ------------
MISCELLANEOUS RETAIL - 0.12%
    800,000   PROLOGIS++                                                                         5.25     11/15/2010        797,060
    380,000   REMINGTON ARMS COMPANY INCORPORATED<<                                             10.50     02/01/2011        330,600
                                                                                                                          1,127,660
                                                                                                                       ------------
MOTION PICTURES - 0.34%
  3,000,000   TIME WARNER INCORPORATED                                                           6.75     04/15/2011      3,176,658
                                                                                                                       ------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.28%
  2,350,000   GOODRICH CORPORATION                                                               7.63     12/15/2012      2,661,116
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.84%
  2,575,000   ATHENA NEUROSCIENCES FINANCE LLC<<                                                 7.25     02/21/2008      2,504,188
  3,500,000   FORD MOTOR CREDIT COMPANY                                                          7.38     10/28/2009      3,217,315
  2,100,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                              7.75     01/19/2010      1,991,686
    200,000   GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                           6.07     12/01/2014        179,205
                                                                                                                          7,892,394
                                                                                                                       ------------
OIL & GAS EXTRACTION - 0.42%
  2,250,000   MARATHON OIL CORPORATION CONSOLIDATED                                              6.85     03/01/2008      2,339,311
    150,000   MARKWEST ENERGY++                                                                  6.88     11/01/2014        137,250
    275,000   PARKER DRILLING COMPANY                                                            9.63     10/01/2013        307,313
     93,000   PARKER DRILLING COMPANY SERIES B                                                  10.13     11/15/2009         96,604
    525,000   PIONEER NATURAL RESOURCES COMPANY                                                  6.50     01/15/2008        536,627
    250,000   POGO PRODUCING COMPANY                                                             6.63     03/15/2015        243,750
    300,000   STONE ENERGY CORPORATION                                                           6.75     12/15/2014        279,750
                                                                                                                          3,940,605
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
PAPER & ALLIED PRODUCTS - 0.31%
$   531,000   ABITIBI CONSOLIDATED INCORPORATED                                                  6.95%    12/15/2006   $    538,965
  1,750,000   INTERNATIONAL PAPER COMPANY                                                        6.75     09/01/2011      1,844,129
    600,000   SOLO CUP COMPANY<<                                                                 8.50     02/15/2014        543,750
                                                                                                                          2,926,844
                                                                                                                       ------------
PERSONAL SERVICES - 0.10%
    355,000   ALDERWOODS GROUP INCORPORATED                                                      7.75     09/15/2012        368,312
     35,000   SERVICE CORPORATION INTERNATIONAL                                                  6.00     12/15/2005         35,000
    500,000   SERVICE CORPORATION INTERNATIONAL                                                  6.50     03/15/2008        506,250
                                                                                                                            909,562
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES - 0.10%
    125,000   CENTURY ALUMINUM COMPANY                                                           7.50     08/15/2014        120,625
    500,000   ISPAT INLAND ULC+/-                                                               10.80     04/01/2010        520,000
    273,000   UNITED STATES STEEL LLC                                                           10.75     08/01/2008        301,324
                                                                                                                            941,949
                                                                                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
  2,235,000   AMERICAN GREETINGS CORPORATION                                                     6.10     08/01/2028      2,265,731
    500,000   HOUGHTON MIFFLIN COMPANY                                                           8.25     02/01/2011        518,125
  2,350,000   VIACOM INCORPORATED                                                                7.70     07/30/2010      2,535,488
                                                                                                                          5,319,344
                                                                                                                       ------------
REAL ESTATE - 0.28%
  1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                                              5.08     08/01/2013      1,316,090
  1,250,000   SHURGARD STORAGE CENTERS                                                           7.75     02/22/2011      1,365,665
                                                                                                                          2,681,755
                                                                                                                       ------------
RECREATION - 0.02%
    200,000   AMF BOWLING WORLDWIDE INCORPORATED                                                10.00     03/01/2010        200,000
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.37%
  3,250,000   MORGAN STANLEY                                                                     6.75     04/15/2011      3,482,141
                                                                                                                       ------------
TRANSPORTATION BY AIR - 0.74%
  1,369,520   CONTINENTAL AIRLINES INCORPORATED SERIES 972A<<                                    7.15     06/30/2007      1,265,135
    744,579   CONTINENTAL AIRLINES INCORPORATED SERIES 974C<<                                    6.80     07/02/2007        701,257
    370,000   DELTA AIR LINES INCORPORATED++                                                     9.50     11/18/2008        318,200
  3,362,734   FEDEX CORPORATION SERIES 97-B                                                      7.52     01/15/2018      3,581,429
  1,170,960   NORTHWEST AIRLINES INCORPORATED SERIES 991A                                        6.81     02/01/2020      1,080,667
                                                                                                                          6,946,688
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 0.36%
    535,000   ALLIANT TECHSYSTEMS INCORPORATED                                                   8.50     05/15/2011        561,750
    550,000   DELCO REMY INTERNATIONAL INCORPORATED+/-<<                                         8.15     04/15/2009        511,500
    860,000   NAVISTAR INTERNATIONAL<<                                                           7.50     06/15/2011        829,900
  1,500,000   NAVISTAR INTERNATIONAL CORPORATION SERIES B                                        9.38     06/01/2006      1,526,250
                                                                                                                          3,429,400
                                                                                                                       ------------
TRANSPORTATION SERVICES - 0.04%
     53,000   TEEKAY SHIPPING CORPORATION                                                        8.32     02/01/2008         53,530
    300,000   TEEKAY SHIPPING CORPORATION<<                                                      8.88     07/15/2011        338,625
                                                                                                                            392,155
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
VENTURE CAPITAL - 0.25%
$ 2,500,000   DEVELOPERS DIVERSIFIED REALTY CORP. (REIT)                                         3.88%    01/30/2009   $  2,396,035
                                                                                                                       ------------
WATER TRANSPORTATION - 0.04%
    400,000   OVERSEAS SHIPHOLDING GROUP<<                                                       8.25     03/15/2013        423,500
                                                                                                                       ------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.07%
    200,000   AVIALL INCORPORATED                                                                7.63     07/01/2011        206,000
    500,000   SPECTRUM BRANDS INCORPORATED<<                                                     7.38     02/01/2015        432,500
                                                                                                                            638,500
                                                                                                                       ------------
TOTAL CORPORATE BONDS & NOTES (COST $233,196,833)                                                                       237,314,234
                                                                                                                       ------------
FOREIGN CORPORATE BONDS - 0.02%

PRIMARY METAL INDUSTRIES - 0.02%
    250,000   NOVELIS INCORPORATED++                                                             7.25     02/15/2015        233,750

TOTAL FOREIGN CORPORATE BONDS (COST $250,000)                                                                               233,750
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES - 2.84%
  2,300,000   BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED                            7.33     01/15/2007      2,360,904
  1,000,000   CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                             4.88     01/01/2015        984,850
  3,035,000   CITY OF MINNEAPOLIS MN SERIES A                                                    6.00     02/01/2026      3,109,054
  5,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE                  7.40     12/01/2025      6,137,153
  5,160,000   INDIANA BOND BANK REVENUE                                                          4.73     01/15/2014      5,054,117
    890,000   LA CROSSE WI SERIES B                                                              5.00     12/01/2009        888,086
    940,000   LA CROSSE WI SERIES B                                                              5.20     12/01/2010        943,027
  2,210,000   LOYOLA UNIVERSITY ILLINOIS                                                         4.80     07/01/2013      2,140,385
  2,000,000   MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15                6.05     01/01/2012      2,113,220
  1,015,000   STATE OF ILLINOIS                                                                  4.95     06/01/2023        973,700
  1,000,000   STATE OF TEXAS                                                                     7.15     12/01/2009      1,076,750
  1,000,000   STRATFORD CT                                                                       6.28     02/15/2009      1,042,110
                                                                                                                         26,823,356
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $25,717,962)                                                                         26,823,356
                                                                                                                       ------------
AGENCY SECURITIES - 36.72%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.87%
  7,942,680   FHLMC #1G-0157+/-                                                                  4.51     03/01/2035      7,825,685
     29,154   FHLMC #410425+/-                                                                   5.06     09/01/2026         29,821
     21,101   FHLMC #410464+/-                                                                   4.13     11/01/2026         21,588
    221,147   FHLMC #606279+/-                                                                   4.19     02/01/2015        222,543
     66,999   FHLMC #846367+/-                                                                   4.79     04/01/2029         68,496
  1,442,848   FHLMC #90248<<                                                                     6.00     06/01/2017      1,471,078
  1,345,994   FHLMC #A15838<<                                                                    5.50     12/01/2033      1,330,612
  3,251,158   FHLMC #A16678<<                                                                    5.50     12/01/2033      3,214,004
  1,471,457   FHLMC #E90573<<                                                                    6.00     07/01/2017      1,500,246
  8,549,098   FHLMC SERIES 1675 CLASS KZ<<                                                       6.50     02/15/2024      8,835,526
  9,991,441   FHLMC SERIES 2358 CLASS PD                                                         6.00     09/15/2016     10,201,866
 17,492,723   FHLMC SERIES 2363 CLASS PF<<                                                       6.00     09/15/2016     17,857,621

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$22,207,287   FHLMC SERIES 2416 CLASS PE<<                                                       6.00%    10/15/2021   $ 22,655,872
  2,415,608   FHLMC SERIES 2439 CLASS LG<<                                                       6.00     09/15/2030      2,448,247
  4,033,712   FHLMC SERIES T-20 CLASS A6+/-                                                      7.49     09/25/2029      4,047,673
 24,958,547   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z                     6.50     02/25/2042     25,496,728
  4,574,266   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                      7.50     09/25/2043      4,834,428
                                                                                                                        112,062,034
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.62%
  3,396,516   FNMA<<                                                                             5.00     09/01/2034      3,268,450
  5,324,639   FNMA<<                                                                             5.50     05/01/2034      5,257,112
     26,757   FNMA #342042+/-                                                                    4.87     06/01/2025         27,335
     17,657   FNMA #344689+/-                                                                    5.04     11/01/2025         17,796
     50,615   FNMA #344692+/-                                                                    5.04     10/01/2025         51,400
     41,812   FNMA #347712+/-                                                                    5.50     06/01/2026         42,395
  4,762,117   FNMA #383017<<                                                                     6.49     01/01/2008      4,853,845
  4,727,944   FNMA #386890                                                                       3.99     04/01/2011      4,496,533
  7,383,694   FNMA #555326<<                                                                     5.50     04/01/2033      7,274,769
    599,990   FNMA #557072+/-                                                                    4.56     06/01/2040        606,818
  1,513,559   FNMA #656566<<                                                                     5.50     04/01/2018      1,520,721
  4,031,820   FNMA #678939<<                                                                     5.50     02/01/2018      4,050,898
    620,593   FNMA #701350<<                                                                     5.50     04/01/2018        623,529
 12,976,010   FNMA #725232<<                                                                     5.00     03/01/2034     12,529,087
  4,721,122   FNMA #725250<<                                                                     5.00     03/01/2034      4,543,112
  3,737,647   FNMA #731996+/-<<                                                                  4.07     09/01/2033      3,683,901
  3,903,729   FNMA #739757+/-<<                                                                  4.05     08/01/2033      3,839,892
  8,445,668   FNMA #741305<<                                                                     5.00     09/01/2018      8,323,222
  4,688,540   FNMA #741458+/-<<                                                                  4.47     10/01/2033      4,669,629
  5,292,554   FNMA #763644<<                                                                     5.50     01/01/2034      5,214,478
  9,237,699   FNMA #765178<<                                                                     5.00     01/01/2019      9,103,771
  1,845,625   FNMA #765769<<                                                                     5.00     02/01/2019      1,818,867
  9,073,066   FNMA #789463+/-<<                                                                  4.40     06/01/2034      8,959,626
  8,344,978   FNMA #801908                                                                       5.00     11/01/2019      8,223,993
  4,843,188   FNMA #834933+/-<<                                                                  5.07     07/01/2035      4,858,148
  1,014,284   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                         7.00     12/25/2041      1,048,694
  4,511,224   FNMA GRANTOR TRUST SERIES 2004-T2                                                  6.00     11/25/2034      4,543,814
  5,827,192   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                         6.00     02/25/2044      5,894,578
 20,027,293   FNMA POOL 725773                                                                   5.50     09/01/2034     19,731,850
  1,235,033   FNMA SERIES 1998-M6 CLASS A2                                                       6.32     08/15/2008      1,268,600
  5,000,000   FNMA SERIES 2001-M1 CLASS B<<                                                      6.12     05/25/2013      5,149,249
  2,551,138   FNMA SERIES 2002-90 CLASS A2                                                       6.50     11/25/2042      2,621,938
  4,288,127   FNMA SERIES 2003-86 CLASS PT                                                       4.50     09/25/2018      4,191,033
 20,138,855   FNMA SERIES 2003-92 CLASS HP<<                                                     4.50     09/25/2018     19,691,523
  7,732,708   FNMA SERIES 2003-97 CLASS CA<<                                                     5.00     10/25/2018      7,667,773
  1,658,470   FNMA SERIES 2003-W4 3A                                                             7.00     10/25/2042      1,716,172
 12,850,000   FNMA TBA                                                                           5.00     12/01/2033     12,360,094
  1,012,012   FNMA WHOLE LOAN                                                                    7.00     12/25/2033      1,045,489
                                                                                                                        194,790,134
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.91%
$   214,434   GNMA #345066                                                                       6.50%    10/15/2023   $    223,402
    161,437   GNMA #346960                                                                       6.50     12/15/2023        168,188
    136,980   GNMA #354692                                                                       6.50     11/15/2023        142,709
    222,355   GNMA #361398                                                                       6.50     01/15/2024        231,575
    259,912   GNMA #366641                                                                       6.50     11/15/2023        270,783
     47,739   GNMA #473917                                                                       7.00     04/15/2028         50,182
     80,006   GNMA #473918                                                                       7.00     04/15/2028         84,101
    421,130   GNMA #531436                                                                       7.00     06/15/2042        471,440
      8,886   GNMA #531965                                                                       7.72     12/15/2041          9,817
    297,231   GNMA #533858                                                                       7.35     06/15/2042        326,713
    702,524   GNMA #780626                                                                       7.00     08/15/2027        737,580
 31,138,165   GNMA SERIES 2003-38 CLASS JC+/-<<                                                  6.99     08/16/2042     34,249,092
                                                                                                                         36,965,582
                                                                                                                       ------------
STUDENT LOAN MARKETING ASSOCIATION - 0.32%
  3,000,000   SLMA SERIES 1999-3 CLASS CTFS+/-                                                   4.60     01/26/2015      3,030,393

TOTAL AGENCY SECURITIES (COST $351,496,862)                                                                             346,848,143
                                                                                                                       ------------

SHARES
PRIVATE INVESTMENT PARTNERSHIPS - 0.17%
  2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                                                                   1,525,127
        349   PPM AMERICA CBO II LIMITED PARTNERSHIP                                                                         36,695
                                                                                                                       ------------
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,780,882)                                                                   1,561,822
                                                                                                                       ------------

PRINCIPAL
TERM LOANS - 0.19%
$ 1,000,000   CITGO PETROLEUM CORPORATION+/-++                                                   5.68     11/15/2012      1,000,000
    757,692   NOVELIS INCORPORATED TERM LOAN B+/-++                                              5.46     01/07/2012        766,216
                                                                                                                       ------------
TOTAL TERM LOANS (COST $1,763,803)                                                                                        1,766,216
                                                                                                                       ------------
US TREASURY SECURITIES - 11.59%

US TREASURY BOND - 11.59%
 12,500,000   US TREASURY BOND<<                                                                 7.25     05/15/2016     15,185,550
  5,250,000   US TREASURY BOND<<                                                                 8.00     11/15/2021      7,109,855
 14,400,000   US TREASURY BOND<<                                                                 7.25     08/15/2022     18,407,246
 22,865,000   US TREASURY BOND<<                                                                 6.25     08/15/2023     26,754,725
  4,310,000   US TREASURY BOND<<                                                                 6.75     08/15/2026      5,396,590
  1,730,000   US TREASURY BOND<<                                                                 6.13     08/15/2029      2,055,794
 12,000,000   US TREASURY BOND<<                                                                 5.38     02/15/2031     13,185,000
  8,925,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          3.38     04/15/2032     11,268,857
  9,300,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          2.38     01/15/2025     10,093,584
                                                                                                                        109,457,201
                                                                                                                       ------------
TOTAL US TREASURY SECURITIES (COST $108,836,102)                                                                        109,457,201
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
COLLATERAL FOR SECURITIES LENDING - 38.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.49%
  4,631,495   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   $  4,631,495
                                                                                                                       ------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 38.28%
$ 4,000,000   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                      4.06%    12/12/2005      3,995,040
  3,000,000   AMSTEL FUNDING CORPORATION                                                         3.69     12/21/2005      2,993,130
  1,700,000   AMSTEL FUNDING CORPORATION                                                         3.99     12/27/2005      1,694,900
  2,000,000   AMSTEL FUNDING CORPORATION                                                         4.44     03/28/2006      1,971,800
  5,000,000   AQUIFER FUNDING LIMITED                                                            4.05     12/07/2005      4,996,650
 10,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.07     12/06/2005      9,994,400
  3,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.06     12/09/2005      2,997,300
  5,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.08     12/13/2005      4,993,200
  5,240,000   BANCO BILBAO VIZCAYA ARGENTARIA                                                    4.00     12/06/2005      5,237,066
  5,000,000   BANK ONE CORPORATION                                                               4.45     08/11/2006      5,004,850
 40,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $40,004,567)                                                       4.11     12/01/2005     40,000,000
  6,000,000   BHP BILLITON FINANCE (USA) BV                                                      4.02     12/05/2005      5,997,300
  5,000,000   BUCKINGHAM CDO LLC                                                                 4.05     12/02/2005      4,999,450
  2,000,000   BUCKINGHAM CDO LLC                                                                 4.03     12/05/2005      1,999,100
  5,000,000   BUCKINGHAM CDO LLC                                                                 4.05     12/09/2005      4,995,500
  3,000,000   BUCKINGHAM CDO LLC                                                                 4.05     12/06/2005      2,998,320
  2,100,000   BUCKINGHAM CDO LLC                                                                 4.06     12/07/2005      2,098,593
 11,000,000   CC USA INCORPORATED                                                                3.72     12/02/2005     11,000,000
  5,000,000   CHARTA LLC                                                                         4.06     12/02/2005      4,999,450
  3,300,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                                   4.02     12/12/2005      3,295,908
  2,650,000   CREDIT SUISSE FIRST BOSTON NY                                                      4.07     01/06/2006      2,649,979
  2,000,000   CULLINAN FINANCE CORPORATION                                                       3.94     12/08/2005      1,998,440
  3,000,000   CULLINAN FINANCE CORPORATION                                                       3.92     12/16/2005      2,994,900
  5,000,000   GENERAL ELECTRIC CAPITAL                                                           4.46     02/03/2006      5,001,200
 10,000,000   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                                         4.20     06/16/2006     10,000,000
  8,000,000   GEORGE STREET FINANCE LLC                                                          4.06     12/09/2005      7,992,800
  7,500,000   GEORGE STREET FINANCE LLC                                                          4.09     12/12/2005      7,490,700
  5,000,000   HARRIER FINANCE FUNDING LLC                                                        3.96     12/19/2005      4,989,700
  5,000,000   ING USA ANNUITY & LIFE INSURANCE                                                   4.22     06/06/2006      5,000,000
  6,000,000   IRISH LIFE & PERMANENT PLC                                                         4.10     12/14/2005      5,991,180
  1,150,000   K2 (USA) LLC                                                                       4.51     04/20/2006      1,130,461
  7,000,000   KLIO FUNDING CORPORATION                                                           3.81     12/08/2005      6,994,540
  5,000,000   KLIO II FUNDING CORPORATION                                                        3.83     12/09/2005      4,995,500
  4,000,000   KLIO III FUNDING CORPORATION                                                       4.06     12/09/2005      3,996,400
 12,528,000   KLIO III FUNDING CORPORATION                                                       4.14     12/15/2005     12,508,206
 10,000,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.06     12/01/2005     10,000,000
  5,159,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.05     12/06/2005      5,156,111
  5,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN                                                4.04     05/26/2006      5,000,700
 15,000,000   LIQUID FUNDING LIMITED                                                             4.07     12/02/2005     14,998,350
  2,000,000   LIQUID FUNDING LIMITED                                                             4.08     12/05/2005      1,999,100
  6,000,000   MORGAN STANLEY                                                                     4.14     01/13/2006      6,000,000
  5,000,000   MORGAN STANLEY                                                                     4.14     02/03/2006      5,000,000

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,112,000   MORGAN STANLEY                                                                    4.15%   08/13/2010   $    2,112,211
  1,800,000   MORGAN STANLEY                                                                    4.25    03/27/2006        1,801,314
 18,000,000   NATIONWIDE BUILDING SOCIETY                                                       4.05    12/01/2005       18,000,000
  2,500,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                           4.11    12/19/2005        2,494,850
  4,950,000   RABOBANK USA FINANCIAL CORPORATION                                                4.05    12/09/2005        4,945,545
  5,281,000   RACERS TRUST 2004                                                                 4.17    05/20/2005        5,281,343
 15,000,000   ROYAL BANK OF SCOTLAND PLC                                                        4.40    11/24/2006       15,009,300
  4,200,000   SLM CORPORATION                                                                   4.40    01/25/2006        4,200,126
  3,200,000   SOCIETE GENERALE NORTH AMERICA                                                    3.97    12/23/2005        3,191,872
  3,000,000   SOLITAIRE FUNDING LLC                                                             3.94    12/13/2005        2,995,920
  1,495,000   SWEDBANK (FORENINGS SPARBANKEN)                                                   3.96    12/12/2005        1,493,146
 10,000,000   THAMES ASSET GLOBAL SECURITIES INCORPORATED                                       4.06    12/07/2005        9,993,300
 12,000,000   TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                            4.26    07/11/2006       12,000,000
  2,641,000   TRAVELLERS INSURANCE COMPANY                                                      4.20    02/10/2006        2,640,947
  4,300,000   UBS FINANCE (DELAWARE) LLC                                                        4.06    12/13/2005        4,294,152
 13,000,000   UNICREDITO ITALIANO NY                                                            3.96    06/30/2006       12,932,660
                                                                                                                        361,536,910
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $366,168,405)                                                             366,168,405
                                                                                                                     --------------

SHARES
SHORT-TERM INVESTMENTS - 4.32%
 40,836,066   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                40,836,066

TOTAL SHORT-TERM INVESTMENTS (COST $40,836,066)                                                                          40,836,066
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,335,152,942)*                             141.23%                                                           $1,333,944,435
OTHER ASSETS AND LIABILITIES, NET                  (41.23)                                                             (389,415,059)
                                                   ------                                                            --------------
TOTAL NET ASSETS                                   100.00%                                                           $  944,529,376
                                                   ======                                                            ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $40,836,066.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES - 19.18%
$   108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2 CLASS
              A1+/-                                                                              4.38%    06/15/2031   $    108,675
  3,000,000   BANK ONE ISSUANCE TRUST SERIES 2003-B3+/-                                          4.44     05/16/2011      3,013,875
  1,030,067   BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8                   6.73     06/10/2023      1,034,152
  6,500,000   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                            3.87     06/15/2009      6,406,519
    400,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-                     4.30     12/10/2008        401,379
    459,269   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-                  4.59     03/25/2033        460,332
    394,182   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+/-++                4.69     09/25/2032        394,846
    504,510   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS A1+/-++                4.61     01/25/2033        506,876
  2,031,047   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+/-++                4.56     11/25/2033      2,033,903
  1,517,191   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-                        4.36     04/15/2027      1,517,198
  1,455,518   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                        4.36     08/15/2028      1,454,819
  1,090,849   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G+/-                                4.49     12/15/2028      1,096,083
    510,774   EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-                             4.56     01/15/2029        510,902
  3,376,142   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                           4.79     09/25/2033      3,382,580
    657,685   FHABS SERIES 2004 HE-1 CLASS A+/-                                                  4.40     01/25/2024        657,943
  2,519,732   FHABS SERIES 2004-HE3 CLASS A+/-                                                   4.48     10/25/2034      2,526,872
    944,189   FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-35 CLASS A+/-                    4.18     09/25/2031        944,218
  1,939,878   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                        4.41     09/20/2023      1,941,027
    355,465   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-                      5.92     11/19/2032        354,945
  1,104,294   FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                                  7.55     11/10/2023      1,102,811
  4,328,142   FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                              4.41     01/20/2033      4,332,263
  6,000,000   GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                            4.38     07/22/2009      5,950,685
    957,727   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 1999-2 CL A3+/-                        4.55     11/25/2029        958,028
  1,687,663   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-                   4.47     03/25/2027      1,690,668
  4,000,000   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-                   4.34     02/25/2036      4,000,000
  1,500,000   GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                          4.39     12/02/2013      1,500,225
  5,000,000   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                          4.45     05/17/2010      4,963,417
  4,886,788   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-           4.27     01/20/2035      4,886,076
  1,500,000   HONDA AUTO RECEIVABLES OWNER TRUST 2005-2 CLASS A3                                 3.93     01/15/2009      1,481,682
  4,500,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-1 CLASS A4                                  4.35     06/18/2012      4,421,531
  3,290,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A3                              3.98     11/16/2009      3,242,046
  2,178,453   KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                              4.35     10/25/2025      2,180,824
    394,452   LEHMAN BROTHERS CORPORATION SERIES 2004-2 CLASS A+/-                               4.41     12/25/2033        394,739
  1,878,639   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-                4.47     11/15/2031      1,879,469
  3,957,482   MSDWCC HELOC TRUST SERIES 2003-1A CLASS A+/-                                       4.46     11/25/2015      3,965,468
  2,830,000   NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A CLASS A3                  4.22     02/15/2010      2,797,511
  3,300,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                               3.50     12/15/2011      3,225,017
    646,196   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                           4.61     02/25/2033        647,785
    730,950   RESIDENTIAL ASSET SECURITIES SERIES 2004-RP1A CLASS A2A+/-                         3.94     11/25/2042        732,281
  3,000,000   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6+/-               4.86     12/25/2032      2,973,269
  1,718,189   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                                   4.49     06/20/2033      1,718,201
  1,922,678   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                         4.35     10/19/2026      1,922,494
  2,000,000   STRUCTURED ASSET REPACKAGED TRUST+/-++                                             4.40     03/21/2006      2,001,476
  2,145,643   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-                3.83     03/25/2033      2,131,724
  6,263,023   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4 CLASS A+/-                4.54     09/25/2025      6,220,396
    504,924   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-                    4.62     12/25/2032        507,307
  3,488,009   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 AII1+/-                 4.45     07/02/2018      3,496,098
  2,616,155   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-              4.41     06/25/2034      2,617,782

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES (CONTINUED)
$ 2,750,000   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                                   4.79%    04/20/2010   $  2,749,560
  3,785,474   WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                                      4.48     03/25/2033      3,736,228
  4,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                   4.39     05/17/2013      3,943,678
  6,055,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2005-B CLASS A3                           4.40     05/20/2009      6,017,483

TOTAL ASSET-BACKED SECURITIES (COST $123,626,461)                                                                       123,135,366
                                                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.84%
    183,879   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-                     5.90     07/20/2032        184,219
  1,817,385   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-                     4.57     02/25/2033      1,810,237
  3,465,176   CHESAPEAKE FUNDING LLC SERIES 2003-2 A1+/-                                         4.09     11/07/2008      3,465,176
  4,718,063   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-                    4.33     07/20/2035      4,749,028
  4,957,685   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                     4.31     06/30/2035      4,957,685
  6,058,147   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                                 4.40     04/25/2025      6,063,338
  5,792,646   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                                 4.37     12/29/2034      5,797,596
  5,242,760   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                               4.59     11/25/2034      5,255,291
    664,976   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17 CLASS
              2A1+/-                                                                             4.56     12/19/2039        664,701
  1,136,594   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2 CLASS
              2A1+/-                                                                             4.90     02/25/2033      1,122,490
  5,901,374   FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-                  4.22     02/25/2045      6,039,189
  2,750,000   FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                                      3.70     10/20/2011      2,692,547
    607,673   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1A+/-                                4.42     07/25/2029        608,761
  6,549,531   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 1AF+/-                                   4.54     09/25/2035      6,548,963
 10,127,235   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                             4.59     10/25/2034     10,158,671
  5,911,225   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                        4.62     01/19/2035      5,900,171
  2,134,283   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2 CLASS
              2A2+/-                                                                             4.21     02/25/2033      2,128,304
  5,014,036   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-B CLASS A+/-                      4.52     10/15/2020      5,014,652
    595,828   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-                      4.50     09/15/2021        596,613
  1,339,877   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-                      4.25     03/16/2026      1,342,090
  5,394,322   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-                      4.50     03/15/2025      5,416,243
  4,204,633   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-                    4.46     03/25/2028      4,207,356
  4,030,868   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-                     4.53     04/25/2028      4,052,934
  3,294,629   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A A1+/-                           4.42     04/25/2029      3,296,539
  4,496,367   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-                  4.60     03/25/2033      4,545,252
  2,072,644   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                        4.45     11/10/2030      2,076,895
  1,530,506   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                            6.65     11/10/2030      1,537,104
    449,289   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                             7.56     11/10/2030        473,585
  1,440,663   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2003-HS1
              AII+/-                                                                             4.48     12/25/2032      1,441,970
  2,641,091   RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2004-HS3 CLASS A+/-                 4.46     09/25/2029      2,644,425
    756,072   RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-             4.69     05/05/2033        759,413
  3,757,953   SASC SERIES 2004-NP2 A+/-++                                                        4.39     11/30/2034      3,763,091
     57,308   SASC SERIES 2003-39EX+/-                                                           4.64     08/25/2033         57,320
  5,595,507   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                       4.40     10/20/2027      5,598,516
  5,763,051   SEQUOIA MORTGAGE TRUST SERIES 2003-8 A1+/-                                         4.32     12/20/2033      5,764,756
  1,218,192   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-S3 CLASS A+/-                  4.44     10/25/2034      1,218,858
  3,230,302   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                           4.27     04/25/2035      3,220,101
  8,622,731   WASHINGTON MUTUAL SERIES 2005-AR1 A-1A+/-                                          4.36     01/25/2035      8,601,199

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $133,840,742)                                                           133,775,279
                                                                                                                       ------------

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 18.24%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.55%
$ 3,550,000   MASCO CORPORATION+/-++                                                             4.05%    03/09/2007   $  3,559,152
                                                                                                                       ------------
BUSINESS SERVICES - 0.37%
  2,325,000   CENDANT CORPORATION                                                                6.88     08/15/2006      2,349,173
                                                                                                                       ------------
COMMUNICATIONS - 1.17%
  3,080,000   COX RADIO INCORPORATED                                                             6.63     02/15/2006      3,089,391
  2,500,000   PEARSON INCORPORATED++                                                             7.38     09/15/2006      2,544,562
  1,825,000   TIME WARNER COMPANIES INCORPORATED                                                 8.11     08/15/2006      1,863,192
                                                                                                                          7,497,145
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 3.93%
  1,500,000   ASSOCIATED BANK GREEN BAY                                                          3.70     03/01/2007      1,468,832
  2,000,000   ASSOCIATED BANK NA+/-                                                              4.37     02/01/2008      2,000,852
    600,000   BEAR STEARNS COMPANY INCORPORATED+/-                                               4.20     09/15/2006        601,086
    500,000   BEAR STEARNS COMPANY INCORPORATED+/-                                               4.31     01/16/2007        500,849
  2,900,000   DEPOSIT GUARANTY CORPORATION                                                       7.25     05/01/2006      2,930,473
  1,650,000   MERRIL LYNCH+/-                                                                    4.27     01/02/2008      1,654,244
  2,500,000   NATIONAL CITY BANK+/-                                                              4.14     02/07/2008      2,500,715
  5,000,000   NEBHELP INCORPORATED SERIES A-2+/-                                                 3.24     12/01/2017      5,000,000
  2,700,000   STATE STREET CAPITAL TRUST II+/-                                                   4.84     02/15/2008      2,700,000
  3,035,000   WACHOVIA CORPORATION                                                               6.30     04/15/2008      3,137,932
  2,710,000   WASHINGTON MUTUAL BANK FA SERIES MTN+/-                                            4.55     07/25/2006      2,715,959
                                                                                                                         25,210,942
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.62%
  4,000,000   DUKE ENERGY CORPORATION+/-                                                         4.24     12/08/2005      3,999,896
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
  0.36%
  2,290,000   DOMINION RESOURCES INCORPORATED, SENIOR NOTES+/-<<                                 4.27     09/28/2007      2,290,820
                                                                                                                       ------------
FINANCIAL SERVICES - 0.39%
  2,500,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                                 4.29     07/11/2006      2,502,785
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS - 0.50%
  1,555,000   GENERAL MILLS INCORPORATED                                                         6.45     10/15/2006      1,575,809
  1,600,000   RUBBERMAID INCORPORATED                                                            6.60     11/15/2006      1,626,447
                                                                                                                          3,202,256
                                                                                                                       ------------
FORESTRY - 0.26%
  1,653,000   WEYERHAEUSER COMPANY                                                               6.13     03/15/2007      1,677,856
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.32%
  2,000,000   BRITISH AEROSPACE FINANCE INCORPORATED++                                           7.00     07/01/2007      2,051,536
                                                                                                                       ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.62%
  4,000,000   NATIONWIDE LIFE GLOBAL FIND+/-++                                                   4.43     05/15/2007      4,005,244
                                                                                                                       ------------
INSURANCE CARRIERS - 1.78%
  2,000,000   AMERICAN INTERNATIONAL GROUP SERIES MTNF                                           2.85     12/01/2005      2,000,000
  2,840,000   HARTFORD LIFE GLOBAL FUND+/-                                                       4.04     09/15/2009      2,845,285
  3,500,000   UNITRIN INCORPORATED                                                               5.75     07/01/2007      3,525,032
  3,000,000   URC HOLDINGS CORPORATION++                                                         7.88     06/30/2006      3,038,397
                                                                                                                         11,408,714
                                                                                                                       ------------

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                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
METAL MINING - 0.32%
$ 2,000,000   ALCAN ALUMINUM                                                                     6.25%    11/01/2008   $  2,067,754
                                                                                                                       ------------
MISCELLANEOUS RETAIL - 0.40%
  2,500,000   ARAMARK SERVICES                                                                   7.10     12/01/2006      2,535,600
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 4.37%
  3,575,000   AMERICAN EXPRESS CENTURION+/-<<                                                    4.25     07/19/2007      3,579,619
  2,000,000   AMERICAN GENERAL FINANCE SERIES MTNH+/-                                            4.18     04/05/2007      2,000,956
  4,180,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                                3.69     01/09/2007      4,184,941
  2,000,000   JOHN HANCOCK GLOBAL FUNDING II+/-++                                                4.22     04/03/2009      2,003,732
  2,325,000   KEYCORP+/-                                                                         4.39     07/23/2007      2,330,010
  2,565,000   MARSHALL & ILSLEY BANK+/-                                                          4.08     10/02/2006      2,534,220
  3,380,000   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION FLOATING RATE+/-                  3.98     11/24/2006      3,384,647
  1,259,312   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST SERIES
              2003-2 A+/-                                                                        4.45     04/25/2016      1,260,593
  3,465,742   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 A+/-                              4.69     12/25/2033      3,486,380
  1,314,032   RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 2A+/-                      4.53     08/25/2032      1,314,817
  2,000,000   US TRUST COMPANY NEW YORK+/-                                                       4.29     03/13/2006      1,999,526
                                                                                                                         28,079,441
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 0.36%
  2,285,000   AVERY DENNISON CORPORATION+/-                                                      4.54     08/10/2007      2,286,483
                                                                                                                       ------------
REAL ESTATE - 1.39%
  4,000,000   DUKE REALTY CORPORATION+/-                                                         4.18     12/22/2006      4,004,020
  1,800,000   JDN REALTY CORPORATION                                                             6.95     08/01/2007      1,835,379
  3,087,151   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-                4.49     10/20/2029      3,098,702
                                                                                                                          8,938,101
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.31%
  2,000,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN+/-                                 4.77     05/22/2006      2,003,342
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 0.22%
  1,500,000   FORD MOTOR CREDIT COMPANY+/-                                                       4.83     09/28/2007      1,416,681
                                                                                                                       ------------

TOTAL CORPORATE BONDS & NOTES (COST $117,560,141)                                                                       117,082,921
                                                                                                                       ------------
FUNDING AGREEMENT - 0.39%
  2,500,000   MONUMENTAL LIFE INSURANCE COMPANY+/-++                                             4.00     10/20/2006      2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                                 2,500,000
                                                                                                                       ------------
LOAN PARTICIPATION - 0.79%
  2,759,502   UNITED STATES DEPARTMENT OF AGRICULTURE - PVT+/-++                                10.00     06/25/2016      2,759,502
  1,483,528   UNITED STATES DEPARTMENT OF AGRICULTURE - PVT SBA GP SERIES D#66+/-++              5.37     09/08/2019      1,483,528
    832,203   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-++                                  2.13     10/15/2020        834,284

TOTAL LOAN PARTICIPATION (COST $5,075,272)                                                                                5,077,314
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES - 5.91%
  2,100,000   CITY OF PHOENIX AZ SERIES A (PROPERTY TAX REVENUE LOC)                             4.00     07/01/2006      2,092,671
  4,700,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE+/-                 3.56     12/01/2032      4,700,000
    840,000   COOK COUNTY ILLINOIS SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX
              REVENUE)                                                                           5.20     12/01/2006        845,099
    875,000   COOK COUNTY ILLINOIS SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX
              REVENUE)                                                                           5.20     12/01/2007        881,143
  1,925,000   HARRISBURG PA REDEVELOPMENT AUTHORITY+/-                                           3.74     11/15/2030      1,904,402
  1,340,000   INDIANA BOARD BANK REVENUE                                                         3.40     01/15/2007      1,319,994

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$   170,000   INDIANA BOARD BANK REVENUE                                                         3.53%    07/15/2007   $    166,615
  3,000,000   MASSACHUSETTE STATE TAXABLE-SERIES D                                               4.43     01/01/2007      2,990,790
  7,500,000   MISSOURI HIGHER EDUCATION+/-                                                       4.13     07/01/2032      7,500,000
  1,350,000   MUNICIPAL ELECTRIC AUTHORITY GA                                                    4.95     01/01/2007      1,350,931
  2,825,000   MUSKEGON COUNTY MI                                                                 4.00     06/01/2006      2,815,480
  1,900,000   OREGON STATE TAXABLE ALTERNATE ENERGY PROJECT SERIES D                             4.00     04/01/2006      1,896,409
  2,000,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN
              REVENUE SUB SERIES E+/-                                                            4.20     11/01/2028      2,000,000
  5,000,000   SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE SERIES
              A-4+/-                                                                             3.90     06/01/2043      5,000,000
  2,500,000   STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC)                                       3.99     11/01/2007      2,467,025

TOTAL MUNICIPAL BONDS & NOTES (COST $38,054,859)                                                                         37,930,559
                                                                                                                       ------------
AGENCY SECURITIES - 27.57%

FEDERAL AGENCY & GOVERNMENT - 0.35%
     12,528   SBA #500276+/-                                                                     8.13     05/25/2007         12,658
    183,396   SBA #500957+/-                                                                     6.50     07/25/2014        190,900
    114,992   SBA #501224+/-                                                                     5.00     06/25/2015        116,834
     23,285   SBA #502966+/-                                                                     7.98     05/25/2015         24,677
    151,329   SBA #503405+/-                                                                     7.13     05/25/2016        160,446
    482,094   SBA #503611+/-                                                                     6.63     12/25/2021        511,144
     23,158   SBA #503653+/-                                                                     7.38     01/25/2010         23,801
    357,337   SBA #503658+/-                                                                     7.88     09/25/2010        373,129
    183,323   SBA #503664+/-                                                                     7.23     01/25/2013        190,457
    596,797   SBA SERIES 10-C                                                                    7.88     05/01/2010        624,030
                                                                                                                          2,228,076
                                                                                                                       ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.34%
     45,073   FHLMC #410220+/-                                                                   4.03     10/01/2025         46,012
    388,598   FHLMC #786614+/-                                                                   5.36     08/01/2025        396,628
    192,563   FHLMC #845151+/-                                                                   5.29     06/01/2022        196,420
     22,333   FHLMC #846367+/-                                                                   4.98     04/01/2029         22,832
  1,803,131   FHLMC #E90573<<                                                                    6.00     07/01/2017      1,838,410
  3,054,652   FHLMC #G90030<<                                                                    7.50     07/17/2017      3,201,706
  8,159,868   FHLMC GOLD<<                                                                       5.00     05/15/2020      8,107,663
 13,477,275   FHLMC GOLD<<                                                                       5.50     05/15/2020     13,538,799
    184,850   FHLMC SERIES 1192 CLASS I                                                          7.50     01/15/2007        184,565
    289,033   FHLMC SERIES 31 CLASS A7+/-                                                        4.32     05/25/2031        289,037
  6,312,341   FHLMC SERIES T-55 1A2                                                              7.00     03/25/2043      6,512,586
  3,469,669   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A                      7.00     02/25/2043      3,631,225
  4,305,638   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-                   4.63     02/25/2043      4,494,428
  4,837,846   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2                     7.00     07/25/2043      5,052,525
  5,717,833   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                      7.50     09/25/2043      6,043,034
                                                                                                                         53,555,870
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.41%
    215,639   FNMA #155506+/-                                                                    4.93     04/01/2022        219,614
    583,859   FNMA #190815+/-                                                                    4.22     07/01/2017        564,510
     69,898   FNMA #220706+/-                                                                    5.36     06/01/2023         71,254
    324,230   FNMA #253482                                                                       8.50     10/01/2030        348,106

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                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    45,535   FNMA #318464+/-                                                                    5.38%    04/01/2025   $     46,242
    270,459   FNMA #321051+/-                                                                    5.41     08/01/2025        274,916
     61,675   FNMA #331866+/-                                                                    4.55     12/01/2025         63,152
  3,188,848   FNMA #384459<<                                                                     5.29     11/01/2008      3,195,856
  4,699,861   FNMA #460223<<                                                                     5.95     01/01/2009      4,734,580
 15,000,000   FNMA #460900<<                                                                     3.92     01/01/2008     14,793,905
     42,057   FNMA #46698+/-                                                                     3.79     12/01/2015         42,230
  2,702,208   FNMA #545927<<                                                                     6.50     12/01/2015      2,785,477
  3,539,141   FNMA #631367<<                                                                     5.50     02/01/2017      3,555,888
  4,635,298   FNMA #686043+/-<<                                                                  4.43     07/01/2033      4,619,085
  4,299,408   FNMA #693015+/-                                                                    4.07     06/01/2033      4,247,563
  1,720,882   FNMA #732003+/-                                                                    4.43     09/01/2033      1,713,360
  3,661,658   FNMA #734329+/-<<                                                                  4.24     06/01/2033      3,611,317
  4,503,205   FNMA #735572                                                                       5.00     04/01/2014      4,474,845
  6,461,344   FNMA #739757+/-<<                                                                  4.05     08/01/2033      6,355,684
  5,800,285   FNMA #741447+/-<<                                                                  3.96     10/01/2033      5,637,261
  5,610,138   FNMA #741454+/-<<                                                                  4.13     10/01/2033      5,585,798
  4,488,520   FNMA #750805+/-<<                                                                  4.75     11/25/2033      4,499,901
 11,341,333   FNMA #789463+/-                                                                    4.40     06/01/2034     11,199,532
  5,093,849   FNMA #806504+/-<<                                                                  4.36     10/01/2034      5,123,154
  4,962,807   FNMA #806505+/-<<                                                                  4.36     10/01/2044      4,989,067
  4,843,188   FNMA #834933+/-<<                                                                  5.07     07/01/2035      4,858,148
  1,107,458   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                        7.50     05/25/2042      1,152,605
  1,023,501   FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                                     4.14     08/25/2032      1,023,424
  1,278,783   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                                      4.15     09/26/2033      1,279,060
    125,593   FNMA SERIES 1991-146 CLASS Z                                                       8.00     10/25/2006        126,123
    180,597   FNMA SERIES 2001-W1 CLASS AV1+/-                                                   4.28     08/25/2031        180,600
  1,659,277   FNMA SERIES 2002-90 CLASS A2                                                       6.50     11/25/2042      1,705,325
  2,948,391   FNMA SERIES 2003-W4 3A                                                             7.00     10/25/2042      3,050,973
  3,260,508   FNMA SERIES 2004-W2 2A2                                                            7.00     02/25/2044      3,383,297
  1,254,906   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                           7.50     08/25/2042      1,326,279
    910,095   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                       4.22     02/25/2033        910,183
                                                                                                                        111,748,314
                                                                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.05%
    304,097   GNMA #780533                                                                       7.00     07/15/2008        317,649
                                                                                                                       ------------
HEALTH CARE COST CONTAINMENT - 0.95%
  1,928,040   INDYL 2005-L2 A1+/-                                                                4.41     09/16/2035      1,928,040
  4,150,000   SBI 2005-HEI A+/-%%                                                                4.48     11/01/2035      4,150,000
                                                                                                                          6,078,040
                                                                                                                       ------------
STUDENT LOAN MARKETING ASSOCIATION - 0.47%
  3,000,000   SLMA SERIES 1999-3 CLASS CTFS+/-                                                   4.60     01/26/2015      3,030,393
                                                                                                                       ------------

TOTAL AGENCY SECURITIES (COST $178,629,364)                                                                             176,958,342
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
US TREASURY SECURITIES - 4.02%

US TREASURY NOTES - 4.02%
$10,505,000   US TREASURY NOTE<<                                                                 3.00%   02/15/2008    $ 10,196,006
 11,900,000   US TREASURY NOTE<<                                                                 3.75    05/15/2008      11,718,251
  4,000,000   US TREASURY NOTE<<                                                                 3.38    12/15/2008       3,883,436
                                                                                                                         25,797,693
                                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $26,418,114)                                                                          25,797,693
                                                                                                                       ------------

COLLATERAL FOR SECURITIES LENDING - 20.76%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.62%
  3,986,080   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      3,986,080
                                                                                                                       ------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 20.14%
$ 6,000,000   ABBEY NATIONAL TREASURY SERVICES PLC                                               4.07    12/13/2005       5,991,840
  4,000,000   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                      4.06    12/12/2005       3,995,040
  2,000,000   AMSTEL FUNDING CORPORATION                                                         4.44    03/28/2006       1,971,800
  1,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.07    12/02/2005         999,890
  5,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.06    12/09/2005       4,995,500
  2,000,000   BANCO BILBAO VIZCAYA ARGENTARIA                                                    4.00    12/06/2005       1,998,880
 13,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $13,001,484)                                                       4.11    12/01/2005      13,000,000
  4,000,000   BHP BILLITON FINANCE (USA) BV                                                      4.02    12/05/2005       3,998,200
  4,971,000   BUCKINGHAM CDO LLC                                                                 4.05    12/02/2005       4,970,453
 20,000,000   DEUTSCHE BANK REPURCHASE AGREEMENT
              (MATURITY VALUE $20,002,250)                                                       4.05    12/01/2005      20,000,000
  2,000,000   GENERAL ELECTRIC CAPITAL                                                           4.46    02/03/2006       2,000,480
  1,025,000   GENERAL ELECTRIC CAPITAL                                                           4.50    05/12/2006       1,026,046
  2,000,000   GEORGE STREET FINANCE LLC                                                          4.06    12/09/2005       1,998,200
  1,000,000   GEORGE STREET FINANCE LLC                                                          3.82    12/12/2005         998,760
  2,000,000   HARRIER FINANCE FUNDING LLC                                                        3.96    12/19/2005       1,995,880
  3,000,000   ING USA ANNUITY & LIFE INSURANCE                                                   4.22    06/06/2006       3,000,000
  5,000,000   KLIO II FUNDING CORPORATION                                                        3.83    12/09/2005       4,995,500
  4,000,000   KLIO III FUNDING CORPORATION                                                       4.06    12/09/2005       3,996,400
  5,000,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.06    12/01/2005       5,000,000
  5,000,000   LIQUID FUNDING LIMITED                                                             4.07    12/02/2005       4,999,450
  1,760,000   MORGAN STANLEY                                                                     4.15    08/13/2010       1,760,176
  6,000,000   NATIONWIDE BUILDING SOCIETY                                                        4.05    12/01/2005       6,000,000
  4,400,000   RACERS TRUST 2004                                                                  4.17    05/20/2005       4,400,286
  2,414,000   SCALDIS CAPITAL LIMITED                                                            4.24    12/27/2005       2,406,758
  1,000,000   SOLITAIRE FUNDING LLC                                                              3.94    12/13/2005         998,640
  5,000,000   THAMES ASSET GLOBAL SECURITIES INCORPORATED                                        4.06    12/07/2005       4,996,650
  7,000,000   TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                             4.26    07/11/2006       7,000,000
  2,200,000   TRAVELLERS INSURANCE COMPANY                                                       4.20    02/10/2006       2,199,956
  3,000,000   UNICREDITO ITALIANO NY                                                             3.96    06/30/2006       2,984,460
  4,627,000   YORKTOWN CAPITAL LLC                                                               4.08    12/13/2005       4,620,707
                                                                                                                        129,299,952
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $133,286,032)                                                             133,286,032
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
SHORT-TERM INVESTMENTS - 3.65%
 23,446,653   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             $  23,446,653

TOTAL SHORT-TERM INVESTMENTS (COST $23,446,653)                                                                          23,446,653
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $782,437,638)*                               121.35%                                                            $ 778,990,159

OTHER ASSETS AND LIABILITIES, NET                  (21.35)                                                             (137,132,091)
                                                   ------                                                             -------------

TOTAL NET ASSETS                                   100.00%                                                            $ 641,858,068
                                                   ======                                                             =============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $23,446,653.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
AGENCY NOTES - INTEREST BEARING - 1.33%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.33%
$21,015,000   FHLMC<<                                                                            4.25%    04/05/2007   $ 20,895,614

TOTAL AGENCY NOTES - INTEREST BEARING (COST $20,947,052)                                                                 20,895,614
                                                                                                                       ------------

ASSET-BACKED SECURITIES - 10.48%
  1,274,000   ADVANTA BUSINESS CARD MASTER TRUST SERIES 2005-A4 CLASS A4                         4.75     01/20/2011      1,272,747
    228,827   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2002-C CLASS A4                    3.55     02/12/2009        226,924
  3,044,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF CLASS A3                   4.47     05/06/2010      3,026,191
  2,004,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-DA CLASS A2                   4.75     01/06/2009      2,003,238
  4,945,000   AMERICREDIT AUTOMOBILE SERIES 2003-DM CLASS A4                                     2.84     08/06/2010      4,853,805
  1,083,713   AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12 CLASS A3+/-            4.47     01/25/2035      1,086,133
    542,640   ATLANTIC CITY ELECTRIC TRANSITION FUNDING LLC SERIES 2003-1 CLASS A1               2.89     07/20/2011        524,192
  3,262,000   CABELA'S MASTER CREDIT CARD TRUST SERIES 2005-1A CLASS 1A++                        4.97     10/15/2013      3,267,479
  3,100,360   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3                        2.00     11/15/2007      3,059,441
  1,329,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2                        3.35     02/15/2008      1,309,351
  9,360,000   CAPITAL ONE MASTER TRUST SERIES 2001-3A CLASS A                                    5.45     03/16/2009      9,397,265
  3,202,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A2 CLASS A2                    4.05     02/15/2011      3,149,843
  6,356,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A8 CLASS A                     4.40     08/15/2011      6,289,658
  2,046,000   CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-OPT2 CLASS A1B+/-                       4.34     05/25/2035      2,045,842
  2,362,000   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2003-A CLASS-A4                            2.06     12/15/2009      2,296,172
  2,381,014   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                            2.08     05/15/2008      2,352,774
  1,834,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3                        6.88     11/16/2009      1,905,039
  1,074,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A2 CLASS A2                        2.70     01/15/2008      1,071,547
  3,050,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A3 CLASS A3                        3.10     03/10/2010      2,937,833
  2,800,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1                        2.55     01/20/2009      2,730,314
  2,498,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                        4.40     09/15/2010      2,458,900
  2,277,169   COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A6                            5.63     06/25/2009      2,291,935
    589,000   COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A7                            5.74     12/25/2010        600,753
  1,964,000   DAIMLERCHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                                  3.18     09/08/2008      1,942,602
  1,518,173   DETROIT EDISON SECURITIZATION FUNDING LLC SERIES 2001-1 CLASS A3                   5.88     03/01/2010      1,536,857
  2,591,552   ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-                         4.31     10/25/2035      2,591,565
    815,741   FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2                                3.08     07/15/2007        812,953
  6,362,000   FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                                3.48     11/15/2008      6,276,647
  2,843,000   FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                                4.17     01/15/2009      2,819,746
  2,343,000   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                          4.45     05/17/2010      2,325,857
  1,649,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A2                                  4.70     01/17/2009      1,648,016
  2,494,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                              4.18     02/15/2012      2,444,533
  1,173,294   ILLINOIS POWER SPECIAL PURPOSE TRUST SERIES 1998-1 CLASS A6                        5.54     06/25/2009      1,180,293
  1,385,000   MASSACHUSETTS RRB SPECIAL PURPOSE TRUST SERIES 2005-1 CLASS A2                     3.78     09/15/2010      1,359,913
  3,274,508   MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-FRE1 CLASS A2+/-                  4.53     07/25/2034      3,281,819
  2,824,360   MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-                  5.14     11/25/2035      2,819,419
    863,689   MASTR ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-                   4.54     09/25/2034        865,182
  5,750,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1                         5.75     10/15/2008      5,778,140
  7,629,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2005-A1 CLASS A1                         4.20     09/15/2010      7,532,041
  2,265,000   METRIS MASTER TRUST SERIES 1999-2 CLASS A+/-                                       4.68     01/20/2010      2,268,375
  4,109,406   MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-                          4.55     07/25/2034      4,109,084
    915,297   NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                        2.11     07/15/2008        904,433
  1,756,000   NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                                     4.61     01/15/2008      1,753,185
  1,456,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2                         3.75     09/17/2007      1,450,160

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES (CONTINUED)
$ 1,991,000   NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5                    4.74%    10/28/2045   $  1,979,723
  2,079,000   NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-                               4.34     10/25/2035      2,079,122
  2,769,469   PECO ENERGY TRANSITION TRUST SERIES 1999-A CLASS A6                                6.05     03/01/2009      2,795,855
  4,628,000   PECO ENERGY TRANSITION TRUST SERIES 2001-A CLASS A1                                6.52     12/31/2010      4,920,090
  3,150,000   PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A2                            3.87     06/25/2011      3,096,613
  4,474,000   PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A1                            4.85     06/25/2011      4,476,826
    517,133   RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS3 CLASS
              A2+/-                                                                              4.55     04/25/2033        518,729
  5,001,000   SLM STUDENT LOAN TRUST SERIES 2003-11 CLASS A5++                                   2.99     12/15/2022      4,905,031
  2,595,000   SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                                   4.35     07/25/2018      2,604,565
  2,100,000   SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                                      4.41     07/25/2025      2,081,289
  6,248,000   SLM STUDENT LOAN TRUST SERIES 2005-8 CLASS A4                                      3.79     01/25/2028      6,154,093
  1,304,081   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-5 CLASS A2+/-                   4.28     06/25/2035      1,304,060
  1,574,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3                          4.28     06/14/2010      1,558,291
    962,622   USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A2                                       2.79     06/15/2007        959,930
  1,766,000   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                                       4.52     06/16/2008      1,761,920
  3,177,000   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                                   4.82     02/20/2009      3,176,908
  3,237,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                   4.39     05/17/2013      3,191,422
    624,797   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3                           2.20     01/15/2008        619,783

TOTAL ASSET-BACKED SECURITIES (COST $165,120,429)                                                                       164,042,446
                                                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.17%
  2,925,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-PWR9
              CLASS A4A                                                                          4.87     09/11/2042      2,834,788
  4,378,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8 CLASS AAB             4.58     06/11/2041      4,207,097
  2,061,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE SERIES 2005-CD1 CLASS A3+/-            5.23     09/15/2020      2,062,293
    797,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1 CLASS E+/-             7.23     05/15/2032        842,735
  3,400,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-C6 CLASS A5A             5.12     06/10/2044      3,357,128
    680,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1 CLASS C               7.71     08/15/2033        744,567
  2,295,630   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-                    4.31     07/25/2035      2,293,747
  4,114,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS4 CLASS A2          5.18     11/15/2036      4,109,236
    999,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-CPN1 CLASS A2          4.60     03/15/2035        967,375
  3,775,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-C1 CLASS A4            4.75     01/15/2037      3,642,563
  3,071,000   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B                      7.30     06/10/2032      3,283,867
  4,283,000   FHLMC SERIES 2588 CLASS DG                                                         5.00     03/15/2032      4,037,256
  1,183,000   FHLMC SERIES 2786 CLASS PC                                                         4.50     10/15/2016      1,153,193
  6,992,662   FHLMC SERIES 2890 CLASS AP<<                                                       3.75     12/15/2011      6,821,222
  7,272,104   FHLMC SERIES 2893 CLASS PA                                                         4.00     04/15/2025      7,133,951
 14,303,374   FHLMC SERIES 2931 CLASS AM                                                         4.50     07/15/2019     13,949,468
  6,874,617   FHLMC SERIES 2966 CLASS NW                                                         5.00     08/15/2025      6,858,674
  4,429,000   FHLMC SERIES 2980 CLASS LD<<                                                       5.50     12/15/2033      4,338,067
  8,757,563   FHLMC SERIES 2985 CLASS JR                                                         4.50     06/15/2025      8,098,351
  2,151,000   FHLMC SERIES 2992 CLASS OG                                                         5.50     06/15/2033      2,104,648
  4,009,000   FHLMC SERIES 3019 CLASS VQ                                                         5.00     05/15/2022      3,774,554
  6,558,272   FHLMC SERIES 3035 CLASS DM<<                                                       5.50     11/15/2025      6,611,367
  1,537,000   FHLMC SERIES 3044 CLASS LJ                                                         5.50     03/15/2035      1,522,894
 10,114,000   FHLMC SERIES 3044 CLASS MD<<                                                       5.50     02/15/2035      9,922,268
  2,003,000   FHLMC SERIES 3045 CLASS JC                                                         5.50     09/15/2034      1,965,051
  3,166,612   FHLMC SERIES 3056 CLASS DP                                                         5.50     01/15/2035      3,106,495
  4,696,000   FHLMC SERIES 3057 CLASS PE                                                         5.50     11/15/2034      4,610,493

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 9,807,004   FHLMC SERIES 3059 CLASS CA<<                                                       5.00%    03/15/2025   $  9,779,568
 10,556,000   FHLMC SERIES 3063 CLASS YD                                                         5.50     05/15/2032     10,464,191
  9,445,000   FHLMC SERIES 3067 CLASS YE                                                         5.50     10/15/2034      9,245,079
 11,802,136   FHLMC SERIES 3075 CLASS PD                                                         5.50     01/15/2035     11,576,247
  5,712,000   FHLMC SERIES 3078 CLASS PD                                                         5.50     07/15/2034      5,616,890
 10,704,000   FHLMC SERIES 3081 CLASS CM                                                         5.50     12/01/2035     10,762,537
 18,185,041   FHLMC SERIES 3089 CLASS LP                                                         5.50     12/01/2035     18,285,201
  2,420,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2              7.39     12/15/2031      2,602,473
  3,076,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C3 CLASS A3              6.42     08/15/2033      3,252,029
  1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE TRUST PASS-THROUGH
              CERTIFICATES, SERIES 2001-C4 CLASS B                                               6.42     12/12/2033      1,671,865
  4,701,000   FNMA SERIES 2003-36 CLASS OG                                                       5.50     12/25/2031      4,605,381
  5,280,886   FNMA SERIES 2005-40 CLASS YG                                                       5.00     05/25/2025      5,035,008
  2,571,000   FNMA SERIES 2005-50 CLASS AH                                                       5.00     06/25/2025      2,493,716
 11,046,766   FNMA SERIES 2005-65 CLASS WG<<                                                     4.50     08/25/2026     10,929,799
  5,583,641   FNMA SERIES 2005-69 CLASS JM                                                       4.50     08/25/2025      5,174,415
  9,962,207   FNMA SERIES 2005-69 CLASS KB                                                       5.50     12/25/2031     10,019,189
 23,962,236   FNMA SERIES 2005-77 CLASS BX                                                       4.50     07/25/2028     23,674,328
  3,742,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A CLASS A3                 5.35     08/11/2036      3,776,452
  2,131,161   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1
              CLASS A3                                                                           6.87     07/15/2029      2,180,874
  1,245,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C2
              CLASS A3                                                                           5.71     10/15/2038      1,280,663
  3,110,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3
              CLASS A4                                                                           5.02     04/10/2040      3,061,588
  1,501,250   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
              CLASS A1                                                                           3.12     03/10/2038      1,454,297
    571,431   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
              CLASS A1                                                                           3.90     08/10/2038        559,621
  2,928,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG5
              CLASS AAB+/-                                                                       5.19     04/10/2037      2,916,072
  5,590,000   GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2                       6.56     04/13/2031      5,766,254
    594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1 CLASS C+/-              7.05     05/15/2031        627,427
    814,585   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1                       7.11     10/15/2032        825,744
    397,000   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B                        7.43     10/15/2032        428,812
  5,063,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-                        4.93     09/15/2035      4,970,727
    200,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7 CLASS A6+/-                        4.79     10/15/2029        193,035
    866,654   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C2 CLASS A1                           4.59     04/15/2030        859,867
  2,900,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C7 CLASS A2                           5.10     11/15/2030      2,894,358
    505,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A3                             4.89     11/12/2035        497,441
  7,115,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-                          5.24     11/12/2035      7,088,231
  5,202,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A4+/-                          5.05     07/12/2038      5,106,120
  2,923,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS A4+/-                          4.75     06/12/2043      2,806,496
  1,000,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                                  3.92     04/14/2040        976,898
  2,931,000   MORGAN STANLEY CAPITAL I SERIES 2005-IQ10 CLASS AAB+/-                             5.18     09/15/2042      2,921,167
  3,460,000   SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE SERIES 2005-BC4 CLASS A2A+/-          4.40     12/25/2035      3,460,000
    203,565   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-                   4.71     02/25/2028        203,565
  1,330,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3                    4.96     08/15/2035      1,314,925
  1,610,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3                    4.45     11/15/2035      1,560,957
  1,183,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12 CLASS A4+/-                5.23     07/15/2041      1,186,496
  2,342,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS A4                   4.80     10/15/2041      2,252,557
  3,298,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C17 CLASS A4+/-                5.08     03/15/2042      3,243,568
  2,083,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C18 CLASS APB                  4.81     04/15/2042      2,032,237
  2,717,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS APB                  4.62     05/15/2044      2,610,393

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 2,944,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS A4+/-                5.27%    10/15/2044   $  2,939,766

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $334,214,071)                                                           331,537,872
                                                                                                                       ------------

CORPORATE BONDS & NOTES - 14.09%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.03%
    450,000   PULTE HOMES INCORPORATED<<                                                         6.00     02/15/2035        391,789
                                                                                                                       ------------

BUSINESS SERVICES - 0.24%
  3,625,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                                 6.00     06/15/2012      3,797,347
                                                                                                                       ------------

CHEMICALS & ALLIED PRODUCTS - 0.15%
  1,170,000   ALBEMARLE CORPORATION                                                              5.10     02/01/2015      1,124,402
  1,170,000   LUBRIZOL CORPORATION                                                               5.50     10/01/2014      1,160,236
                                                                                                                          2,284,638
                                                                                                                       ------------

COMMUNICATIONS - 1.88%
  2,340,000   AMERICA MOVIL SA DE CV                                                             6.38     03/01/2035      2,263,063
    630,000   AOL TIME WARNER INCORPORATED                                                       7.70     05/01/2032        721,956
  1,080,000   AT&T CORPORATION                                                                   9.75     11/15/2031      1,328,400
  2,490,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                                 8.38     03/15/2013      2,874,234
  1,295,000   COMCAST CORPORATION                                                                5.50     03/15/2011      1,300,408
  2,045,000   COMCAST CORPORATION                                                                5.65     06/15/2035      1,849,592
  1,255,000   NEWS AMERICA INCORPORATED                                                          6.20     12/15/2034      1,235,120
  4,835,000   SPRINT CAPITAL CORPORATION                                                         6.00     01/15/2007      4,885,332
  2,785,000   SPRINT CAPITAL CORPORATION                                                         6.13     11/15/2008      2,865,021
  1,265,000   SPRINT CAPITAL CORPORATION                                                         7.63     01/30/2011      1,394,423
  1,450,000   SPRINT CAPITAL CORPORATION                                                         8.75     03/15/2032      1,900,415
  3,845,000   TELECOM ITALIA CAPITAL SA                                                          5.25     11/15/2013      3,767,220
  1,730,000   TIME WARNER ENTERTAINMENT COMPANY LP<<                                             8.38     07/15/2033      2,086,664
  1,095,000   VERIZON GLOBAL FUNDING CORPORATION                                                 5.85     09/15/2035      1,037,140
                                                                                                                         29,508,988
                                                                                                                       ------------

DEPOSITORY INSTITUTIONS - 0.99%
  2,200,000   BAC CAPITAL TRUST VI<<                                                             5.63     03/08/2035      2,095,377
  3,220,000   CITIGROUP INCORPORATED                                                             5.00     09/15/2014      3,162,603
  2,270,000   PNC FUNDING CORPORATION                                                            5.25     11/15/2015      2,240,626
  2,085,000   WACHOVIA CORPORATION                                                               5.50     08/01/2035      1,977,035
  2,120,000   WASHINGTON MUTUAL BANK FA<<                                                        5.13     01/15/2015      2,044,373
  1,262,000   WASHINGTON MUTUAL INCORPORATED                                                     4.00     01/15/2009      1,221,246
  2,710,000   ZIONS BANCORPORATION                                                               6.00     09/15/2015      2,811,571
                                                                                                                         15,552,831
                                                                                                                       ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.81%
  3,791,000   AMERICAN ELECTRIC POWER SERIES C                                                   5.38     03/15/2010      3,816,407
  1,030,000   DOMINION RESOURCES INCORPORATED                                                    5.95     06/15/2035        988,300
  2,050,000   KANSAS GAS & ELECTRIC+/-++                                                         5.65     03/29/2021      2,013,244
    330,000   KANSAS GAS & ELECTRIC                                                              5.65     03/29/2021        324,083
  1,302,000   PACIFIC GAS & ELECTRIC COMPANY                                                     6.05     03/01/2034      1,315,633
  1,000,000   PSEG POWER LLC                                                                     8.63     04/15/2031      1,276,866
  2,490,000   PUBLIC SERVICE COMPANY OF COLORADO                                                 7.88     10/01/2012      2,887,083
                                                                                                                         12,621,616
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.09%
$ 1,330,000   PEPCO HOLDINGS INCORPORATED                                                        6.45%    08/15/2012   $  1,393,917
                                                                                                                       ------------

FINANCIAL SERVICES - 0.47%
  3,564,000   CAPITAL ONE FINANCIAL CORPORATION                                                  8.75     02/01/2007      3,714,027
  3,475,000   CITIGROUP INCORPORATED                                                             6.50     01/18/2011      3,700,861
                                                                                                                          7,414,888
                                                                                                                       ------------

FOOD & KINDRED PRODUCTS - 0.17%
  1,595,000   KRAFT FOODS INCORPORATED                                                           5.63     11/01/2011      1,629,069
    940,000   KRAFT FOODS INCORPORATED                                                           6.50     11/01/2031      1,013,018
                                                                                                                          2,642,087
                                                                                                                       ------------

FOOD STORES - 0.06%
    965,000   KROGER COMPANY<<                                                                   7.50     04/01/2031      1,007,599
                                                                                                                       ------------

GENERAL MERCHANDISE STORES - 0.07%
  1,230,000   WAL-MART STORES                                                                    5.25     09/01/2035      1,167,889
                                                                                                                       ------------

HEALTH SERVICES - 0.29%
  4,510,000   WYETH++                                                                            5.50     02/15/2016      4,531,202
                                                                                                                       ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.79%
  2,745,000   CREDIT SUISSE FB USA INCORPORATED                                                  4.88     08/15/2010      2,715,126
  1,800,000   GOLDMAN SACHS GROUP INCORPORATED<<                                                 5.13     01/15/2015      1,768,282
  5,015,000   MERRILL LYNCH & COMPANY                                                            4.25     02/08/2010      4,862,629
  1,260,000   MORGAN STANLEY                                                                     4.00     01/15/2010      1,207,427
  1,185,000   NUVEEN INVESTMENTS                                                                 5.00     09/15/2010      1,162,240
    630,000   NUVEEN INVESTMENTS                                                                 5.50     09/15/2015        614,605
                                                                                                                         12,330,309
                                                                                                                       ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.46%
  3,362,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                            5.15     09/15/2010      3,332,310
    796,000   PRUDENTIAL FINANCIAL INCORPORATED                                                  4.75     06/13/2015        765,194
  1,395,000   TRAVELERS PROPERTY CASUALTY CORPORATION                                            6.38     03/15/2033      1,437,650
  1,665,000   WILLIS GROUP NORTH AMERICA                                                         5.63     07/15/2015      1,646,032
                                                                                                                          7,181,186
                                                                                                                       ------------

INSURANCE CARRIERS - 0.81%
  1,174,000   ACE INA HOLDINGS INCORPORATED                                                      5.88     06/15/2014      1,201,400
  5,860,000   AMERICAN INTERNATIONAL GROUP INCORPORATED++                                        4.70     10/01/2010      5,755,563
  1,335,000   AMERICAN INTERNATIONAL GROUP INCORPORATED++                                        5.05     10/01/2015      1,298,627
  1,265,000   AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                        4.25     05/15/2013      1,193,937
  1,455,000   METLIFE INCORPORATED                                                               5.70     06/15/2035      1,419,240
  1,800,000   UNUMPROVIDENT FINANCE COMPANY++                                                    6.85     11/15/2015      1,845,785
                                                                                                                         12,714,552
                                                                                                                       ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
  4,895,000   TYCO INTERNATIONAL GROUP SA                                                        6.38     10/15/2011      5,074,808
                                                                                                                       ------------

MISCELLANEOUS RETAIL - 0.29%
  4,540,000   PROLOGIS++                                                                         5.25     11/15/2010      4,523,316
                                                                                                                       ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.73%
  3,405,000   AMERICAN GENERAL FINANCE CORPORATION                                               3.88     10/01/2009      3,255,616
  2,785,000   CAPITAL ONE BANK SERIES BKNT                                                       4.88     05/15/2008      2,771,298
  2,490,000   CIT GROUP INCORPORATED                                                             4.75     08/15/2008      2,477,829

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$ 5,260,000   FORD MOTOR CREDIT COMPANY                                                          5.70%    01/15/2010   $  4,613,688
    667,000   FORD MOTOR CREDIT COMPANY<<                                                        7.00     10/01/2013        589,802
  1,214,000   GENERAL ELECTRIC CAPITAL CORPORATION                                               3.75     12/15/2009      1,162,679
  2,820,000   GENERAL ELECTRIC CAPITAL CORPORATION                                               4.88     03/04/2015      2,760,224
  1,995,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                              5.85     01/14/2009      1,805,882
     90,000   HSBC FINANCE CORPORATION                                                           6.50     01/24/2006         90,241
  8,310,000   HSBC FINANCE CORPORATION<<                                                         4.75     04/15/2010      8,205,635
  1,330,000   JP MORGAN CHASE CAPITAL XV                                                         5.88     03/15/2035      1,273,184
  3,040,000   LAZARD GROUP LLC                                                                   7.13     05/15/2015      3,117,523
  4,135,000   RESIDENTIAL CAPITAL CORPORATION                                                    6.13     11/21/2008      4,127,586
  5,900,000   RESIDENTIAL CAPITAL CORPORATION++                                                  6.38     06/30/2010      5,947,159
    580,000   RESIDENTIAL CAPITAL CORPORATION                                                    6.38     06/30/2010        584,636
                                                                                                                         42,782,982
                                                                                                                       ------------

OIL & GAS EXTRACTION - 0.80%
  2,565,000   CANADIAN NATURAL RESOURCES                                                         5.85     02/01/2035      2,504,489
  1,770,000   ENERGY TRANSFER PARTNERS                                                           5.95     02/01/2015      1,733,228
  1,265,000   HALLIBURTON COMPANY                                                                5.50     10/15/2010      1,288,635
  2,212,000   HALLIBURTON COMPANY                                                                8.75     02/15/2021      2,864,188
    595,000   PEMEX PROJECT FUNDING MASTER TRUST                                                 7.38     12/15/2014        656,285
  1,030,000   VALERO LOGISTICS                                                                   6.05     03/15/2013      1,063,941
  2,415,000   XTO ENERGY INCORPORATED                                                            4.90     02/01/2014      2,342,212
                                                                                                                         12,452,978
                                                                                                                       ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.35%
  1,895,000   AMERADA HESS CORPORATION                                                           7.13     03/15/2033      2,126,719
  1,925,000   VALERO ENERGY CORPORATION<<                                                        6.88     04/15/2012      2,089,737
  1,030,000   VALERO ENERGY CORPORATION                                                          7.50     04/15/2032      1,222,372
                                                                                                                          5,438,828
                                                                                                                       ------------

PIPELINES, EXCEPT NATURAL GAS - 0.40%
  2,855,000   DUKE CAPITAL LLC                                                                   7.50     10/01/2009      3,067,475
  1,925,000   ENERGY TRANSFER PARTNERS++                                                         5.65     08/01/2012      1,880,737
  1,395,000   MAGELLAN MIDSTREAM PARTNERS                                                        5.65     10/15/2016      1,384,844
                                                                                                                          6,333,056
                                                                                                                       ------------

RAILROAD TRANSPORTATION - 0.12%
  1,600,000   NORFOLK SOUTHERN CORPORATION                                                       7.05     05/01/2037      1,871,307
                                                                                                                       ------------

REITS - 0.86%
  2,745,000   DEVELOPERS DIVERS REALTY                                                           5.38     10/15/2012      2,686,669
  3,155,000   HEALTH CARE PROPERTY INVESTMENTS INCORPORATED                                      4.88     09/15/2010      3,079,081
  1,915,000   HEALTH CARE REIT INCORPORATED                                                      6.20     06/01/2016      1,903,320
  1,265,000   SIMON PROPERTY GROUP LP                                                            4.60     06/15/2010      1,227,371
  3,845,000   SIMON PROPERTY GROUP LP++                                                          5.38     06/01/2011      3,836,476
    685,000   SIMON PROPERTY GROUP LP                                                            5.10     06/15/2015        656,621
                                                                                                                         13,389,538
                                                                                                                       ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.67%
  1,630,000   GOLDMAN SACHS GROUP INCORPORATED                                                   6.13     02/15/2033      1,669,788
  3,185,000   JP MORGAN CHASE & COMPANY                                                          6.75     02/01/2011      3,409,667
  5,510,000   MORGAN STANLEY                                                                     5.38     10/15/2015      5,470,807
                                                                                                                         10,550,262
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
TRANSPORTATION EQUIPMENT - 0.24%
$ 1,640,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                             6.50%    11/15/2013   $  1,704,824
  1,735,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                             8.50     01/18/2031      2,052,158
                                                                                                                          3,756,982
                                                                                                                       ------------

TOTAL CORPORATE BONDS & NOTES (COST $224,700,898)                                                                       220,714,895
                                                                                                                       ------------

FOREIGN GOVERNMENT BONDS - 1.25%
  1,300,000   CELULOSA ARAUCO CONSTITUTION                                                       5.63     04/20/2015      1,278,287
    735,000   CHINA DEVELOPMENT BANK                                                             5.00     10/15/2015        717,195
  2,270,000   CODELCO INCORPORATED++                                                             5.63     09/21/2035      2,188,225
  1,880,000   MOLSON COORS CANADA INCORPORATED++                                                 4.85     09/22/2010      1,850,674
  2,920,000   RAS LAFFAN LNG III++                                                               5.84     09/30/2027      2,874,682
  3,265,000   RESONA PFD.GLOBAL SECURITIES+/-++                                                  7.19     12/29/2049      3,400,589
  1,845,000   RUSSIAN FEDERATION+/-++                                                            5.00     03/31/2030      2,061,787
  2,085,000   TELECOM ITALIA CAPITAL                                                             4.88     10/01/2010      2,039,259
  1,590,000   TELEFONOS DE MEXICO S.A. SERIES WI                                                 5.50     01/27/2015      1,550,888
    585,000   UNITED MEXICAN STATES SERIES MTNA                                                  5.88     01/15/2014        601,380
    920,000   UNITED MEXICAN STATES SERIES MTNA<<                                                6.75     09/27/2034        986,700

TOTAL FOREIGN GOVERNMENT BONDS (COST $19,742,099)@                                                                       19,549,666
                                                                                                                       ------------

FOREIGN CORPORATE BONDS - 0.47%

COMMUNICATIONS - 0.35%
  1,330,000   BT GROUP PLC                                                                       8.88     12/15/2030      1,755,987
  3,655,000   FRANCE TELECOM                                                                     7.45     03/01/2006      3,679,021
                                                                                                                          5,435,008
                                                                                                                       ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.05%
    610,000   EMPRESA NACIONAL ELECTRIC                                                          8.63     08/01/2015        708,084
                                                                                                                       ------------

OIL & GAS EXTRACTION - 0.07%
    940,000   ENCANA CORPORATION                                                                 6.50     08/15/2034      1,033,881
                                                                                                                       ------------

TOTAL FOREIGN CORPORATE BONDS (COST $7,245,040)@                                                                          7,176,973
                                                                                                                       ------------

PRINCIPAL

AGENCY SECURITIES - 41.07%

FEDERAL HOME LOAN BANK - 0.53%
$ 8,424,000   FHLB<<                                                                             4.38     09/17/2010      8,282,418
                                                                                                                       ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.37%
 20,775,000   FHLMC<<                                                                            4.13     04/02/2007     20,624,984
 43,488,000   FHLMC<<                                                                            6.63     09/15/2009     46,281,104
 14,217,000   FHLMC<<                                                                            4.13     07/12/2010     13,833,013
  7,083,000   FHLMC<<                                                                            5.63     03/15/2011      7,348,690
    495,127   FHLMC #A29225                                                                      4.50     01/01/2035        462,309
  3,286,589   FHLMC #A38837<<                                                                    4.50     05/01/2035      3,068,746
  2,438,412   FHLMC #A38838<<                                                                    4.50     05/01/2035      2,276,788
  7,806,263   FHLMC #A46696<<                                                                    4.50     08/01/2035      7,288,845
    604,715   FHLMC #B17291                                                                      5.00     11/01/2019        596,288
  3,498,344   FHLMC #B18247<<                                                                    5.00     04/01/2020      3,447,626
    612,382   FHLMC #B19002                                                                      5.00     03/01/2020        603,504

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$   604,806   FHLMC #B19212                                                                      5.50%    04/01/2020   $    607,567
  6,977,066   FHLMC #B19221<<                                                                    5.00     04/01/2020      6,875,914
  1,282,543   FHLMC #B19318<<                                                                    5.00     05/01/2020      1,263,949
  1,100,537   FHLMC #B19338<<                                                                    5.00     05/01/2020      1,084,581
  1,338,134   FHLMC #B19339<<                                                                    5.00     05/01/2020      1,318,734
    852,984   FHLMC #B19376                                                                      5.00     06/01/2020        840,618
  3,394,917   FHLMC #B19389<<                                                                    5.50     05/01/2020      3,410,414
  2,216,556   FHLMC #B19393<<                                                                    5.00     05/01/2020      2,184,421
  1,063,907   FHLMC #C90888<<                                                                    5.50     03/01/2025      1,057,181
 16,562,898   FHLMC #C90893<<                                                                    5.50     04/01/2025     16,458,185
  1,990,493   FHLMC #C90902<<                                                                    5.50     06/01/2025      1,977,909
  2,973,019   FHLMC #E01279<<                                                                    5.50     01/01/2018      2,989,215
  7,435,594   FHLMC #E01497<<                                                                    5.50     11/01/2018      7,472,805
    650,245   FHLMC #E88979                                                                      5.50     04/01/2017        653,771
  1,435,495   FHLMC #G01805                                                                      4.50     04/01/2035      1,340,347
  7,481,025   FHLMC #G01842<<                                                                    4.50     06/01/2035      6,985,166
  7,178,384   FHLMC #G08083<<                                                                    4.50     08/01/2035      6,702,584
  3,180,335   FHLMC #G11594<<                                                                    5.50     08/01/2019      3,196,195
  6,864,064   FHLMC #G11658<<                                                                    5.50     01/01/2020      6,895,739
  5,314,468   FHLMC #G18006<<                                                                    5.50     08/01/2019      5,338,992
  2,316,247   FHLMC #J02089<<                                                                    5.50     06/01/2020      2,326,820
  2,025,224   FHLMC #J02372<<                                                                    5.50     05/01/2020      2,035,324
  2,047,354   FHLMC #J02373<<                                                                    5.50     05/01/2020      2,057,565
  8,241,000   FHLMC SERIES 2631 CLASS MT                                                         3.50     01/15/2022      8,065,964
 15,686,000   FHLMC SERIES 2645 CLASS MK<<                                                       3.50     07/15/2022     15,302,404
  5,571,526   FHLMC SERIES 2692 CLASS YB<<                                                       3.50     05/15/2016      5,454,189
    363,693   FHLMC SERIES 2727 CLASS PW                                                         3.57     06/15/2029        352,787
  4,949,005   FHLMC SERIES 2731 CLASS PK<<                                                       3.50     05/15/2026      4,825,884
  2,778,153   FHLMC SERIES 2736 CLASS DB                                                         3.30     11/15/2026      2,673,284
 10,384,000   FHLMC SERIES 2825 CLASS PM<<                                                       5.50     03/15/2030     10,301,654
    442,000   FHLMC SERIES 2833 CLASS JD                                                         5.50     09/15/2029        438,453
  4,540,697   FHLMC SERIES 2957 CLASS KJ                                                         4.50     10/15/2024      4,491,493
  3,459,622   FHLMC SERIES 2960 CLASS EH                                                         4.50     05/15/2024      3,424,052
  6,049,995   FHLMC SERIES 2963 CLASS WL                                                         4.50     07/15/2025      5,980,719
  1,466,239   FHLMC SERIES 2965 CLASS GB                                                         4.50     11/15/2014      1,455,237
  2,607,000   FHLMC SERIES 2966 CLASS XC                                                         5.50     01/15/2031      2,583,408
  2,561,479   FHLMC SERIES 2971 CLASS PE                                                         4.50     03/15/2026      2,528,036
 27,363,912   FHLMC SERIES 2975 CLASS OL<<                                                       4.50     06/15/2026     27,023,855
  4,273,476   FHLMC SERIES 2982 CLASS LC                                                         4.50     01/15/2025      4,223,890
  1,923,000   FHLMC SERIES 2983 CLASS PB                                                         5.50     07/15/2029      1,913,686
 57,928,000   FHLMC TBA+%%                                                                       6.00     01/01/2036     58,253,845
                                                                                                                        350,198,733
                                                                                                                       ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.17%
 24,595,000   FNMA<<                                                                             6.00     05/15/2011     25,955,669
  5,056,273   FNMA #254631<<                                                                     5.00     02/01/2018      4,993,567
  2,936,492   FNMA #254918<<                                                                     4.50     09/01/2033      2,752,997
    182,959   FNMA #387501                                                                       4.95     07/01/2015        181,097
  1,490,217   FNMA #555388<<                                                                     5.50     03/01/2018      1,498,564

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 2,116,768   FNMA #615062<<                                                                     5.50%    01/01/2017   $  2,130,146
  1,435,681   FNMA #624228<<                                                                     5.50     01/01/2017      1,444,754
  1,042,455   FNMA #624277                                                                       5.50     01/01/2017      1,049,042
  1,913,530   FNMA #725564                                                                       4.53     04/01/2009      1,891,405
  4,694,532   FNMA #734830<<                                                                     4.50     08/01/2033      4,401,181
  2,906,664   FNMA #735396<<                                                                     4.50     04/01/2035      2,715,820
  2,009,712   FNMA #745047                                                                       4.50     09/01/2035      1,884,129
  6,063,056   FNMA #797494<<                                                                     4.50     03/01/2035      5,664,972
  2,866,234   FNMA #808093<<                                                                     4.50     02/01/2035      2,678,045
  2,913,195   FNMA #808198<<                                                                     4.50     03/01/2035      2,721,922
  1,733,236   FNMA #812104                                                                       4.50     02/01/2035      1,622,559
  4,254,349   FNMA #814379<<                                                                     4.50     03/01/2035      3,975,020
  3,030,693   FNMA #815422<<                                                                     4.50     02/01/2035      2,831,706
  4,196,073   FNMA #815426<<                                                                     4.50     02/01/2035      3,928,130
  2,747,397   FNMA #819154<<                                                                     4.50     04/01/2035      2,567,010
  5,507,840   FNMA #819357<<                                                                     4.50     03/01/2035      5,146,210
  2,435,396   FNMA SERIES 2003-113 CLASS PN                                                      3.50     02/25/2013      2,380,471
  9,203,766   FNMA SERIES 2003-63 CLASS QP                                                       3.50     10/25/2031      8,585,605
 14,635,789   FNMA SERIES 2003-76 CLASS DE<<                                                     4.00     09/25/2031     13,818,048
  5,907,000   FNMA SERIES 2003-92 CLASS KQ                                                       3.50     06/25/2023      5,763,481
    454,000   FNMA SERIES 2003-92 CLASS NM                                                       3.50     04/25/2013        443,284
  5,494,000   FNMA SERIES 2005-45 CLASS BA                                                       4.50     11/25/2014      5,447,332
 28,594,516   FNMA SERIES 2005-51 CLASS KC<<                                                     4.50     01/25/2025     28,226,879
 28,856,000   FNMA TBA+%%                                                                        5.50     12/01/2033     28,414,157
 46,008,000   FNMA TBA+%%                                                                        5.50     01/01/2034     45,246,015
 39,138,000   FNMA TBA+%%                                                                        6.00     01/01/2034     39,309,229
 11,816,000   FNMA TBA+%%                                                                        6.00     12/01/2034     11,882,465
 12,668,000   FNMA TBA+%%                                                                        6.50     01/01/2036     12,956,982
                                                                                                                        284,507,893
                                                                                                                       ------------

TOTAL AGENCY SECURITIES (COST $649,157,034)                                                                             642,989,044
                                                                                                                       ------------

US TREASURY SECURITIES - 20.36%

US TREASURY BOND - 7.64%
 15,196,000   US TREASURY BOND<<                                                                  4.13    05/15/2015     14,711,628
 38,307,000   US TREASURY BOND<<                                                                  6.25    08/15/2023     44,823,672
 23,721,000   US TREASURY BOND<<                                                                  6.00    02/15/2026     27,343,078
 19,413,000   US TREASURY BOND<<                                                                  6.25    05/15/2030     23,514,753
  8,463,000   US TREASURY BOND<<                                                                  5.38    02/15/2031      9,298,721
                                                                                                                        119,691,852
                                                                                                                       ------------

US TREASURY NOTES - 12.72%
 32,019,000   US TREASURY NOTE<<                                                                  4.00    08/31/2007     31,791,377
    159,000   US TREASURY NOTE<<                                                                  4.00    09/30/2007        157,820
 42,647,000   US TREASURY NOTE<<                                                                  4.25    10/31/2007     42,507,075
 37,233,000   US TREASURY NOTE                                                                    4.25    11/30/2007     37,113,743
  8,251,000   US TREASURY NOTE<<                                                                  3.75    05/15/2008      8,124,983
 16,734,000   US TREASURY NOTE<<                                                                  4.13    08/15/2010     16,514,366
  4,147,000   US TREASURY NOTE<<                                                                  3.88    09/15/2010      4,046,564
    830,000   US TREASURY NOTE<<                                                                  4.25    10/15/2010        823,062

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
US TREASURY NOTES (CONTINUED)
$38,521,000   US TREASURY NOTE<<                                                                4.50%     11/15/2010   $ 38,645,885
  5,148,000   US TREASURY NOTE<<                                                                4.25      11/15/2014      5,040,618
  9,757,000   US TREASURY NOTE<<                                                                4.00      02/15/2015      9,365,578
  5,108,000   US TREASURY NOTES<<                                                               4.50      11/15/2015      5,108,797
                                                                                                                        199,239,868
                                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $322,173,766)                                                                        318,931,720
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 46.42%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.40%
  6,197,171   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     6,197,171
                                                                                                                       ------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 46.02%
 14,000,000   ABBEY NATIONAL TREASURY SERVICES PLC                                              4.08      12/14/2005     13,979,420
 14,000,000   AMERICAN GENERAL FINANCE                                                          4.12      12/15/2006     14,002,800
  1,198,000   AMSTEL FUNDING CORPORATION                                                        3.76      12/21/2005      1,195,257
  7,000,000   AMSTEL FUNDING CORPORATION                                                        4.44      03/28/2006      6,901,300
  8,020,000   AMSTERDAM FUNDING CORPORATION                                                     4.05      12/07/2005      8,014,627
  9,000,000   AQUIFER FUNDING LIMITED                                                           4.05      12/05/2005      8,995,950
  2,412,000   AQUIFER FUNDING LIMITED                                                           4.05      12/06/2005      2,410,649
 10,000,000   AQUIFER FUNDING LIMITED                                                           4.05      12/07/2005      9,993,300
  4,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                         4.07      12/06/2005      3,997,760
 33,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                         4.06      12/09/2005     32,970,300
  9,273,000   ATOMIUM FUNDING CORPORATION                                                       3.96      01/10/2006      9,229,510
  9,997,000   ATOMIUM FUNDING CORPORATION                                                       4.34      02/06/2006      9,917,024
 10,000,000   BANK ONE CORPORATION                                                              4.45      08/11/2006     10,009,700
  1,500,000   BARCLAYS U.S. FUNDING                                                             4.06      12/12/2005      1,498,140
 49,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $49,005,594)                                                      4.11      12/01/2005     49,000,000
  8,000,000   BHP BILLITON FINANCE (USA) BV                                                     4.02      12/05/2005      7,996,400
  5,146,000   BHP BILLITON FINANCE (USA) BV                                                     4.05      12/13/2005      5,139,001
  7,000,000   BHP BILLITON LIMITED                                                              4.06      12/07/2005      6,995,310
  1,000,000   BNP PARIBAS CANADA                                                                3.79      12/09/2005        999,100
 11,000,000   BUCKINGHAM CDO LLC                                                                4.03      12/05/2005     10,995,050
  7,000,000   BUCKINGHAM CDO LLC                                                                4.05      12/09/2005      6,993,700
  4,820,000   BUCKINGHAM CDO LLC                                                                4.05      12/06/2005      4,817,301
  2,648,000   CEDAR SPRINGS CAPITAL COMPANY LLC                                                 3.82      12/02/2005      2,647,709
  8,083,000   CEDAR SPRINGS CAPITAL COMPANY LLC                                                 3.90      12/12/2005      8,072,977
 15,000,000   CHARTA LLC                                                                        4.06      12/02/2005     14,998,350
 25,000,000   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)                                      4.09      12/13/2006     25,000,000
 21,700,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                                  3.85      12/12/2005     21,673,092
 10,000,000   CREDIT SUISSE FIRST BOSTON                                                        4.11      05/04/2006      9,965,900
 10,000,000   CREDIT SUISSE FIRST BOSTON                                                        4.19      02/27/2006     10,001,290
  2,350,000   CREDIT SUISSE FIRST BOSTON USA INCORPORATED                                       4.16      06/19/2006      2,353,713
  4,000,000   CULLINAN FINANCE CORPORATION                                                      3.94      12/08/2005      3,996,880
  2,000,000   CULLINAN FINANCE CORPORATION                                                      3.95      12/13/2005      1,997,280

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 8,523,000   CULLINAN FINANCE CORPORATION                                                       3.92%    12/16/2005   $  8,508,511
  5,000,000   CULLINAN FINANCE CORPORATION                                                       4.03     12/28/2005      4,984,450
  2,000,000   EIFFEL FUNDING LLC                                                                 4.06     12/14/2005      1,997,060
  1,600,000   FORTIS FUNDING LLC                                                                 4.06     12/12/2005      1,598,016
 25,100,000   GENERAL ELECTRIC CAPITAL                                                           4.46     02/03/2006     25,106,024
  2,010,000   GENERAL ELECTRIC CAPITAL, 3M LIBOR + 13BPS                                         4.01     09/18/2006      2,012,492
  6,000,000   GENERAL ELECTRIC CP                                                                4.02     12/27/2005      5,982,000
 20,671,000   GEORGE STREET FINANCE LLC                                                          4.05     12/09/2005     20,652,396
  8,854,000   GEORGE STREET FINANCE LLC                                                          3.82     12/12/2005      8,843,021
  1,625,000   GOLDMAN SACHS GROUP INCORPORATED, 3M LIBOR + 17BPS                                 4.53     08/18/2006      1,627,567
  9,000,000   HARRIER FINANCE FUNDING LLC                                                        3.96     12/19/2005      8,981,460
 10,000,000   HARRIER FINANCE FUNDING LLC                                                        4.04     12/06/2005      9,994,400
  2,500,000   HBOS TREASURY SERVICES PLC, 3M LIBOR + 2BPS                                        4.04     06/30/2006      2,500,700
 10,000,000   ING USA ANNUITY & LIFE INSURANCE                                                   4.22     06/06/2006     10,000,000
  6,719,000   KLIO FUNDING CORPORATION                                                           3.81     12/08/2005      6,713,759
 14,000,000   KLIO II FUNDING CORPORATION                                                        3.83     12/09/2005     13,987,400
  7,000,000   KLIO III FUNDING CORPORATION                                                       4.14     12/15/2005      6,988,940
 10,000,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.06     12/01/2005     10,000,000
 15,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN                                                4.04     05/26/2006     15,002,100
 15,921,000   LIBERTY LIGHTHOUSE FUNDING COMPANY, LLC                                            4.05     12/01/2005     15,921,000
 10,000,000   LIQUID FUNDING LIMITED                                                             4.07     12/02/2005      9,998,900
 10,000,000   LIQUID FUNDING LIMITED                                                             4.08     12/05/2005      9,995,500
  3,000,000   LIQUID FUNDING LIMITED                                                             4.06     12/19/2005      3,000,000
 11,000,000   MORGAN STANLEY                                                                     4.14     01/13/2006     11,000,000
  8,000,000   MORGAN STANLEY                                                                     4.14     02/03/2006      8,000,000
  3,499,000   MORGAN STANLEY                                                                     4.15     08/13/2010      3,499,350
 26,000,000   NATIONWIDE BUILDING SOCIETY                                                        4.05     12/01/2005     26,000,000
 12,215,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                            4.06     12/01/2005     12,215,000
  2,400,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                            4.05     12/09/2005      2,397,840
  8,560,000   NORDEA NORTH AMERICA INCORPORATED                                                  4.06     12/09/2005      8,552,296
  5,317,000   RACERS TRUST 2004                                                                  4.17     05/20/2005      5,317,346
 10,000,000   ROYAL BANK OF SCOTLAND PLC, 3M LIBOR + 1BPS                                        4.40     11/24/2006     10,006,200
  7,500,000   SLM CORPORATION                                                                    4.37     04/25/2006      7,504,950
  5,000,000   SOLITAIRE FUNDING LLC                                                              3.94     12/13/2005      4,993,200
    600,000   TANGO FINANCE CORPORATION                                                          4.40     03/09/2006        592,914
 23,083,000   THAMES ASSET GLOBAL SECURITIES 1 INCORPORATED                                      4.06     12/07/2005     23,067,534
 26,000,000   TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                             4.26     07/11/2006     26,000,000
  2,659,000   TRAVELLERS INSURANCE COMPANY                                                       4.20     02/10/2006      2,658,947
  4,500,000   UBS FINANCE (DELAWARE) LLC                                                         4.07     12/07/2005      4,496,985
 10,000,000   UNICREDITO ITALIANO NY, 3M LIBOR - 6BPS                                            3.96     06/30/2006      9,948,200
 10,000,000   UNICREDITO ITALIANO                                                                3.94     03/28/2006      9,997,260
  4,495,000   YORKTOWN CAPITAL LLC                                                               4.05     12/08/2005      4,491,494
  8,626,000   YORKTOWN CAPITAL LLC                                                               4.06     12/01/2005      8,626,000
                                                                                                                        720,520,002
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $726,717,173)                                                             726,717,173
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                          INTEREST RATE  MATURITY DATE         VALUE
REPURCHASE AGREEMENTS - 7.11%
$35,000,000   BEAR STEARNS COMPANY INCORPORATED - 102% COLLATERALIZED BY
              US GOVERNMENT SECURITIES
              (MATURITY VALUE $35,003,957)                                                  4.07%     12/01/2005     $   35,000,000
 40,000,000   COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES
              (MATURITY VALUE $40,004,533)                                                  4.08      12/01/2005         40,000,000
 36,294,000   GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES
              (MATURITY VALUE $36,298,103)                                                  4.07      12/01/2005         36,294,000

TOTAL REPURCHASE AGREEMENTS (COST $111,294,000)                                                                         111,294,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,581,311,562)*                                  163.75%                                                      $2,563,849,403
OTHER ASSETS AND LIABILITIES, NET                       (63.75)                                                        (998,094,857)
                                                        ------                                                       --------------
TOTAL NET ASSETS                                        100.00%                                                      $1,565,754,546
                                                        ======                                                       ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

+     NON-INCOME EARNING SECURITIES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

PRINCIPAL
SCHEDULE OF SECURITIES SOLD SHORT - (1.90%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION - (1.90%)
$(5,908,000)  FHLMC TBA+%%                                                                   4.50     01/01/2018         (5,514,752)
(26,035,000)  FNMA TBA+%%                                                                    4.50     01/01/2018        (24,302,058)

TOTAL SHORT SALES (TOTAL PROCEED $(29,869,453))                                                                         (29,816,810)
                                                                                                                     --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                     INFLATION-           MANAGED                             TOTAL
                                                                      PROTECTED             FIXED          STABLE            RETURN
                                                                           BOND            INCOME          INCOME              BOND
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $  238,720,198  $    926,939,964  $  622,257,474  $  1,837,132,230
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................      127,397,011       366,168,405     133,286,032       726,717,173
   INVESTMENTS IN AFFILIATES .................................       23,104,515        40,836,066      23,446,653                 0
                                                                 --------------  ----------------  --------------  ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........      389,221,724     1,333,944,435     778,990,159     2,563,849,403
                                                                 --------------  ----------------  --------------  ----------------
   CASH ......................................................                0           304,500         168,000           101,335
   RECEIVABLE FOR INVESTMENTS SOLD ...........................                0           117,140           2,330       267,253,069
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................        1,942,532         8,635,024       2,835,175        92,619,433
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .........                0                 0               0           213,249
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ...........                0             4,292         327,115                 0
                                                                 --------------  ----------------  --------------  ----------------
TOTAL ASSETS .................................................      391,164,256     1,343,005,391     782,322,779     2,924,036,489
                                                                 --------------  ----------------  --------------  ----------------
LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE ......................                0                 0               0        29,816,810
   VARIATION MARGIN ON FUTURES CONTRACTS .....................                0            46,094          20,281                 0
   PAYABLE FOR INVESTMENTS PURCHASED .........................                0        32,090,405       6,899,560       601,723,577
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....           37,030           138,449         231,863                 0
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...            1,162             3,798           1,070             1,551
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................      127,397,011       366,168,405     133,286,032       726,717,173
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................           35,325            28,864          25,905            22,832
                                                                 --------------  ----------------  --------------  ----------------
TOTAL LIABILITIES ............................................      127,470,528       398,476,015     140,464,711     1,358,281,943
                                                                 --------------  ----------------  --------------  ----------------
TOTAL NET ASSETS .............................................   $  263,693,728  $    944,529,376  $  641,858,068  $  1,565,754,546
                                                                 ==============  ================  ==============  ================
INVESTMENTS AT COST ..........................................   $  394,873,265  $  1,335,152,942  $  782,437,638  $  2,581,311,562
                                                                 ==============  ================  ==============  ================
SECURITIES ON LOAN, AT MARKET VALUE ..........................   $  128,530,693  $    362,873,295  $  132,575,436  $    723,311,395
                                                                 ==============  ================  ==============  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                     STATEMENTS OF OPERATIONS --
                          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          INFLATION-        MANAGED                        TOTAL
                                                                           PROTECTED          FIXED        STABLE         RETURN
                                                                                BOND         INCOME        INCOME           BOND
                                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INTEREST ..........................................................   $ 5,330,243  $  21,567,158  $ 14,627,092  $  22,600,319
   INCOME FROM AFFILIATED SECURITIES .................................       174,320        293,575       323,020              0
   SECURITIES LENDING INCOME, NET ....................................        12,855         96,837        33,097        283,827
                                                                         -----------  -------------  ------------  -------------
TOTAL INVESTMENT INCOME ..............................................     5,517,418     21,957,570    14,983,209     22,884,146
                                                                         -----------  -------------  ------------  -------------
EXPENSES

   ADVISORY FEES .....................................................       310,024      1,840,876     1,431,276      2,216,541
   CUSTODY FEES ......................................................        13,737         85,777        65,297         98,399
   PROFESSIONAL FEES .................................................        10,944         12,132        12,194         12,765
   REGISTRATION FEES .................................................           427          2,612         1,866          3,778
   SHAREHOLDER REPORTS ...............................................        17,626         17,858        15,612         19,613
   TRUSTEES' FEES ....................................................         1,229          1,229         1,229          1,229
   OTHER FEES AND EXPENSES ...........................................        13,147          3,574         5,303          9,837
                                                                         -----------  -------------  ------------  -------------
TOTAL EXPENSES .......................................................       367,134      1,964,058     1,532,777      2,362,162
                                                                         -----------  -------------  ------------  -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................             0     (1,163,645)     (132,349)       (70,036)
   NET EXPENSES ......................................................       367,134        800,413     1,400,428      2,292,126
                                                                         -----------  -------------  ------------  -------------
NET INVESTMENT INCOME (LOSS) .........................................     5,150,284     21,157,157    13,582,781     20,592,020
                                                                         -----------  -------------  ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...             0      3,721,461      (411,787)   (10,675,089)
   FUTURES TRANSACTIONS ..............................................             0     (1,722,387)     (120,397)             0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............             0         33,535       (78,549)             0
                                                                         -----------  -------------  ------------  -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................             0      2,032,609      (610,733)   (10,675,089)
                                                                         -----------  -------------  ------------  -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
--------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...    (5,651,542)   (19,079,254)   (5,364,733)   (17,462,160)
   FUTURES TRANSACTIONS ..............................................             0       (233,704)     (312,875)             0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............             0          4,292       300,953         52,643
                                                                         -----------  -------------  ------------  -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..    (5,651,542)   (19,308,666)   (5,376,655)   (17,409,517)
                                                                         -----------  -------------  ------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............    (5,651,542)   (17,276,057)   (5,987,388)   (28,084,606)
                                                                         -----------  -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $  (501,258) $   3,881,100  $  7,595,393  $  (7,492,586)
                                                                         -----------  -------------  ------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         INFLATION-PROTECTED        MANAGED FIXED INCOME
                                                                            BOND PORTFOLIO                PORTFOLIO
                                                                         -------------------  --------------------------------
                                                                                     FOR THE            FOR THE
                                                                                PERIOD ENDED   SIX MONTHS ENDED        FOR THE
                                                                           NOVEMBER 30, 2005  NOVEMBER 30, 2005     YEAR ENDED
                                                                                 (UNAUDITED)        (UNAUDITED)   MAY 31, 2005
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................          $           0      $ 678,493,240  $ 673,965,279

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................              5,150,284         21,157,157     31,767,817
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................                      0          2,032,609        491,050
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS ....................................................             (5,651,542)       (19,308,666)    13,555,617
                                                                               -------------      -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....               (501,258)         3,881,100     45,814,484
                                                                               -------------      -------------  -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
------------------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ....................................................            276,333,534        368,911,507    147,339,080
   DIVIDEND REINVESTED ..............................................                    500                  0              0
   WITHDRAWALS ......................................................            (12,139,048)      (106,756,471)  (188,625,603)
                                                                               -------------      -------------  -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS .............................................            264,194,986        262,155,036    (41,286,523)
                                                                               -------------      -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................            263,693,728        266,036,136      4,527,961
                                                                               -------------      -------------  -------------
ENDING NET ASSETS ...................................................          $ 263,693,728      $ 944,529,376  $ 678,493,240
                                                                               =============      =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                     STABLE INCOME               TOTAL RETURN
                                                                                       PORTFOLIO                BOND PORTFOLIO
                                                                           ---------------------------------  ------------------
                                                                                     FOR THE                            FOR THE
                                                                            SIX MONTHS ENDED         FOR THE       PERIOD ENDED
                                                                           NOVEMBER 30, 2005      YEAR ENDED  NOVEMBER 30, 2005
                                                                                 (UNAUDITED)    MAY 31, 2005         (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................          $ 664,357,757   $ 965,744,432    $             0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................             13,582,781      16,753,299         20,592,020
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................               (610,733)     (1,549,549)       (10,675,089)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS ....................................................             (5,376,655)      3,714,842        (17,409,517)
                                                                               -------------   -------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....              7,595,393      18,918,592         (7,492,586)
                                                                               -------------   -------------    ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
--------------------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ....................................................             29,691,950     108,044,764      1,682,492,873
   DIVIDEND REINVESTED ..............................................                      0               0                500
   WITHDRAWALS ......................................................            (59,787,032)   (428,350,031)      (109,246,241)
                                                                               -------------   -------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS .............................................            (30,095,082)   (320,305,267)     1,573,247,132
                                                                               -------------   -------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................            (22,499,689)   (301,386,675)     1,565,754,546
                                                                               -------------   -------------    ----------------
ENDING NET ASSETS ...................................................          $ 641,858,068   $ 664,357,757    $ 1,565,754,546
                                                                               =============   =============    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 --------------------------------------------             PORTFOLIO
                                                 NET INVESTMENT     GROSS  EXPENSES       NET     TOTAL    TURNOVER
                                                  INCOME (LOSS)  EXPENSES    WAIVED  EXPENSES  RETURN(2)       RATE
--------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JULY 28, 2005(3) TO NOVEMBER 30, 2005 ........             7.48%     0.53%     0.00%     0.53%      2.25%         2%

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 ............             4.93%     0.45%    (0.27)%    0.18%     (0.23)%       22%
JUNE 1, 2004 TO MAY 31, 2005 .................             4.70%     0.49%    (0.14)%    0.35%      7.02%        53%
JUNE 1, 2003 TO MAY 31, 2004 .................             5.10%     0.53%    (0.28)%    0.25%      1.45%        50%
JUNE 1, 2002 TO MAY 31, 2003 .................             5.49%     0.54%    (0.19)%    0.35%     11.36%        44%
JUNE 1, 2001 TO MAY 31, 2002 .................             5.87%     0.54%    (0.19)%    0.35%      8.37%        65%
JUNE 1, 2000 TO MAY 31, 2001 .................             6.34%     0.54%    (0.19)%    0.35%     13.55%       121%

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 ............             4.16%     0.47%    (0.04)%    0.43%      1.13%        27%
JUNE 1, 2004 TO MAY 31, 2005 .................             2.06%     0.48%    (0.12)%    0.36%      2.47%        43%
JUNE 1, 2003 TO MAY 31, 2004 .................             2.00%     0.52%    (0.13)%    0.39%      0.88%        92%
JUNE 1, 2002 TO MAY 31, 2003 .................             2.63%     0.54%     0.00%     0.54%      3.32%        45%
JUNE 1, 2001 TO MAY 31, 2002 .................             3.62%     0.55%     0.00%     0.55%      3.99%        81%
JUNE 1, 2000 TO MAY 31, 2001 .................             5.89%     0.55%     0.00%     0.55%      8.34%        37%

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JULY 28, 2005(3) TO NOVEMBER 30, 2005 ........             4.18%     0.48%    (0.01)%    0.47%      0.73%       268%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of November 30, 2005, the Trust has 19 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2005, the following Funds held futures contracts:

                                                                         Notional     Net Unrealized
                                                        Expiration       Contract      Appreciation
Portfolio            Contracts          Type               Date           Amount      (Depreciation)
----------------------------------------------------------------------------------------------------
MANAGED FIXED
  INCOME PORTFOLIO     90 Long    U.S. 5 Year Notes     March 2006     $  9,547,734   $      (13,359)
----------------------------------------------------------------------------------------------------
                       70 Long   U.S. 10 Year Notes     March 2006        7,620,156          (22,969)
----------------------------------------------------------------------------------------------------
                      180 Long       U.S. Long Bond     March 2006       20,269,688         (104,063)
----------------------------------------------------------------------------------------------------
STABLE
  INCOME PORTFOLIO     25 Long         90 Day Euros     March 2006        6,047,813          (96,875)
----------------------------------------------------------------------------------------------------
                       35 Long         90 Day Euros     March 2007        8,399,563          (67,375)
----------------------------------------------------------------------------------------------------
                       25 Long         90 Day Euros      June 2006        6,036,563          (91,875)
----------------------------------------------------------------------------------------------------
                       35 Long         90 Day Euros      June 2007        8,391,688          (59,938)
----------------------------------------------------------------------------------------------------
                       25 Long         90 Day Euros   September 2006      6,027,813          (81,563)
----------------------------------------------------------------------------------------------------
                        4 Long         90 Day Euros   September 2007        958,150           (6,100)
----------------------------------------------------------------------------------------------------
                       31 Long         90 Day Euros   September 2007      7,426,438          (48,050)
----------------------------------------------------------------------------------------------------
                       25 Long         90 Day Euros    December 2005      6,060,000          (90,937)
----------------------------------------------------------------------------------------------------
                       35 Long         90 Day Euros    December 2006      8,406,563          (77,875)

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of November 30, 2005, the following Funds had open swap contracts:

                                                                                                     Net
                     Swap Counter     Notional     Interest Rate/   Interest Rate/    Maturity    Unrealized
Portfolio               Party         Principal    Index Received     Index Paid        Date     Gain/(Loss)
------------------------------------------------------------------------------------------------------------
MANAGED FIXED
INCOME PORTFOLIO   Lehman Brothers    2,000,000   U.S. High Yield    USD LIBOR BBA    1-May-06       4,292
                                                      Index
------------------------------------------------------------------------------------------------------------
STABLE INCOME
PORTFOLIO          Lehman Brothers   15,000,000    USD LIBOR BBA         4.73%       25-Jul-07     327,116

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2005, Wells Fargo Bank, N.A. received 35% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2005 are shown on the Statement of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                      Sub-Advisory
                                                      Advisory Fees                                                   Fees* (% of
                            Average Daily             (% of Average                           Average Daily          Average Daily
Portfolio                    Net Assets             Daily Net Assets)    Sub-Adviser            Net Assets            Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED             $0 - $499 million          0.45             Wells                $0 - $400 million        0.15
BOND PORTFOLIO        $500 million - $999 million          0.40            Capital     $400 million - $800 million       0.125
                       $1 billion - $2.99 billion          0.35          Management                 > $800 million        0.10
                       $3 billion - $4.99 billion         0.325         Incorporated
                                  > $4.99 billion          0.30
----------------------------------------------------------------------------------------------------------------------------------
MANAGED FIXED                   $0 - $499 million          0.45           Galliard               $0 - $500 million        0.10
INCOME PORTFOLIO      $500 million - $999 million          0.40            Capital     $500 million - $1.5 billion        0.05
                       $1 billion - $2.99 billion          0.35          Management                 > $1.5 billion        0.03
                       $3 billion - $4.99 billion         0.325         Incorporated
                                  > $4.99 billion          0.30

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                                      Sub-Advisory
                                                      Advisory Fees                                                   Fees* (% of
                            Average Daily             (% of Average                           Average Daily          Average Daily
Portfolio                    Net Assets              Daily Net Assets)   Sub-Adviser            Net Assets            Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
STABLE INCOME                   $0 - $499 million          0.45           Galliard               $0 - $500 million        0.10
PORTFOLIO             $500 million - $999 million          0.40            Capital     $500 million - $1.5 billion        0.05
                       $1 billion - $2.99 billion          0.35          Management                 > $1.5 billion        0.03
                       $3 billion - $4.99 billion         0.325         Incorporated
                                  > $4.99 billion          0.30
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                    $0 - $499 million          0.45             Wells               $0 - $400 million         0.15
BOND PORTFOLIO        $500 million - $999 million          0.40            Capital     $400 million - $800 million       0.125
                       $1 billion - $2.99 billion          0.35          Management                 > $800 million        0.10
                       $3 billion - $4.99 billion         0.325         Incorporated
                                  > $4.99 billion          0.30

      * At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds. Effective January 1, 2006, the investment sub-adviser(s) will be entitled to to be paid a monthly fee at the following rates:

                                                                                           Sub-Advisory Fees
                                                                                             (% of Average
Fund                                        Sub-Adviser         Average Daily Net Assets   Daily Net Assets)
------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO   Wells Capital Management          $0 - $100 million          0.20
                                           Incorporated              $100 - $300 million         0.175
                                                                     $300 - $500 million          0.15
                                                                          > $500 million          0.10
------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO          Wells Capital Management          $0 - $100 million          0.20
                                           Incorporated              $100 - $300 million         0.175
                                                                     $300 - $500 million          0.15
                                                                          > $500 million          0.10

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 (% of Average
Portfolio                                                      Daily Net Assets)
--------------------------------------------------------------------------------
ALL PORTFOLIOS                                                       0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended November 30, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended November 30, 2005, were as follows:

Portfolio                                    Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO           $     140,111,798   $     3,738,113
--------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                     230,815,298       179,239,369
--------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                            170,685,962       189,341,002
--------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                      4,460,931,992     3,845,577,748

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in an identical capacity for each of the 138 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES****

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee,                    Associate Professor of                    None
63                        since 1987                  Finance, Wake Forest
                                                      University, Calloway School of
                                                      Business and Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee,                    Chairman, CEO, and Co-Founder             None
63                        since 1998                  of Crystal Geyser Water
                          (Chairman, since 2005)      Company and President of
                                                      Crystal Geyser Roxane Water
                                                      Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto,                   None
72                                                    President of Richard M. Leach
                                                      Associates (a financial
                                                      consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public            None
54                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal in the law firm of              None
65                                                    Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee,                    Private Investor/Real Estate              None
61                        since 1987                  Developer; Chairman of White
                                                      Point Capital, LLC.

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE***        PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President,                  Executive Vice President of               None
46                        since 2003                  Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of
                                                      Wells Fargo Funds Management,
                                                      LLC from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer,                  Senior Vice President of Wells            None
36                        since 2003                  Fargo Bank, N.A. and Senior
                                                      Vice President of Operations
                                                      for Wells Fargo Funds
                                                      Management, LLC. Prior
                                                      thereto, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001. Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary,                  Vice President and Managing               None
45                        since 2000                  Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of
                                                      Wells Fargo Funds Management,
                                                      LLC. Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222, or by visiting the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

  ** As of November 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

**** Effective January 1, 2006, Olivia Mitchell joined Board of Trustees as a non-interested Trustee.

WELLS FARGO ADVANTAGE INCOME FUNDS                         LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment
Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                           www.wellsfargo.com/advantagefunds     RT54724 01-06
                                                               SILD/SAR103 11-05



ITEM 2.  CODE OF ETHICS
=======================
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
Not applicable.

ITEMS 5-6.  [RESERVED]
======================

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  [RESERVED]
===================

ITEM 9.  CONTROLS AND PROCEDURES
================================

(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Master Trust


                                                     By:    /s/ Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President

Date: January 25, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  Wells Fargo Master Trust


                                                  By:    /s/ Stacie D. DeAngelo

                                                         Stacie D. DeAngelo
                                                         Treasurer

Date: January 25, 2006